UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23101
American Funds Strategic Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class A
| ANBAX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypoth
etica
l $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.69%
Management's discussion of fund performance
The fund’s Class A shares gained 8.18% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative re
turns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class A (with sales charge) 2	4.11%	(1.95) %	2.03%
American Funds Strategic Bond Fund — Class A (without sales charge) 2	8.18%	(1.19) %	2.43%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class A shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by as
set
type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class C
| ANBCX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4
225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.41%
Management's discussion of fund performance
The fund’s Class C shares gained 7.56% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 in
ves
tment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class C (with sales charge) 2	6.56%	(1.87) %	1.82%
American Funds Strategic Bond Fund — Class C (without sales charge) 2	7.56%	(1.87) %	1.82%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class C shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes d
eriv
atives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class T
| TFSBX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800)
421
-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 43	0.41%
Management's discussion of fund performance
The fund’s Class T shares gained 8.72% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hur
t relativ
e returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class T (with sales charge) 2	6.00%	(1.37) %	2.35%
American Funds Strategic Bond Fund — Class T (without sales charge) 2	8.72%	(0.87) %	2.65%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with acc
oun
tants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-1
| ANBEX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800)
421
-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 72	0.69%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 8.30% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact fr om
Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-1 2	8.30%	(1.16) %	2.43%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class F-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net asse
ts
)
*Includes deriva
tiv
es.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-2
| ANBFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421
-42
25
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 44	0.42%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 8.59% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influen
ced
results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-2 2	8.59%	(0.88) %	2.71%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class F-2 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with acc
ount
ants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-3
| ANBGX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 32	0.31%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 8.71% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income
resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-3 2	8.71%	(0.78) %	2.78%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.95%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with
acc
ountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-A
| CANAX
for the year ended December 31, 2025
This
annual shareholder report
contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(8
00)
421-4225
.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 73	0.70%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 8.30% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt rela tive
returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-A (with sales charge) 2	4.56%	(1.86) %	2.05%
American Funds Strategic Bond Fund — Class 529-A (without sales charge) 2	8.30%	(1.17) %	2.42%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class 529-A shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with acco
un
tants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-C
| CANCX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 inv
estm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 151	1.46%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 7.51% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns.
Des
pite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-C (with sales charge) 2	6.51%	(1.92) %	2.04%
American Funds Strategic Bond Fund — Class 529-C (without sales charge) 2	7.51%	(1.92) %	2.04%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class 529-C shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets ( in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with acc
oun
tants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-E
| CANEX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800
) 4
21-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 94	0.90%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 8.08% for the year ended December 31, 2025. That result compares with a 7.30%
gain
for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate
posit
ioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-E 2	8.08%	(1.37) %	2.22%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class 529-E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent
of n
et assets)
*Includes derivatives.
Changes in and
disagreements
with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-T
| TSFBX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 i
nvest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 48	0.46%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.53% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on cr
edit
, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-T (with sales charge) 2	5.82%	(1.43) %	2.29%
American Funds Strategic Bond Fund — Class 529-T (without sales charge) 2	8.53%	(0.92) %	2.59%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes d
erivat
ives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-1
| CANFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 4
21-4
225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.48%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 8.65% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns
for additional periods, including the fund lifetime,
please
refer to
capitalgroup.com/mutual-fund-returns-529F1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensiv
ely p
ositioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-1 2	8.65%	(0.95) %	2.65%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class 529-F-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes deriva
tive
s.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-2
| FSBMX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800)
42
1-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 42	0.40%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 8.61% for the year ended December 31, 2025. That result compares with a 7.30% loss for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on c
red
it, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-2 2	8.61%	(0.87) %	(0.46) %
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes de
riv
atives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period
through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-3
| FBSSX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 i
nve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.35%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 8.79% for the year ended December 31, 2025. That result compares with a 7.30% loss for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt rela
tive returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-3 2	8.79%	(0.83) %	(0.41) %
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes deri
vativ
es.
Changes in and disagreements with accountants
On December 10, 2025,
Deloitte
& Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-1
| RANAX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
inves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 145	1.40%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 7.55% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-1 2	7.55%	(1.83) %	1.82%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and Price waterhou
seCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-2
| RANBX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inv
est
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 140	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 7.65% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
tota
l returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-2 2	7.65%	(1.81) %	1.80%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-2 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s boar
d of
trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-2E
| RANHX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10
,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 116	1.12%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 7.84% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
For the year end
ed
December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-2E 2	7.84%	(1.58) %	2.19%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-2E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any
m
atter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-3
| RANCX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800)
42
1-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 98	0.94%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 8.06% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively pos
ition
ed on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-3 2	8.06%	(1.42) %	2.20%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-3 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-4
| RANEX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 67	0.64%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 8.35% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-4 2	8.35%	(1.10) %	2.49%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-4 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fu nd
’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-5E
| RANJX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inv
estme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 49	0.47%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 8.53% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-5E 2	8.53%	(0.95) %	2.68%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-5E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with acc
ount
ants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-5
| RANFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
stme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 39	0.37%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 8.64% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable in com
e resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on cre
di
t, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-5 2	8.64%	(0.83) %	2.76%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-5 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-112-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-6
| RANGX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 32	0.31%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 8.70% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-6 2	8.70%	(0.78) %	2.81%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-6 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte
& Tou
che LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-112-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2025	127,000	3,000	12,000	None
December 31, 2024	223,000	4,000	12,000	None
Adviser and Affiliates2
December 31, 2025	Not Applicable	2,010,000	4,000	93,000
December 31, 2024	Not Applicable	2,151,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2025	2,122,000
December 31, 2024	2,178,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Strategic Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. MFGEFP4-112-0226 © 2026 Capital Group. All rights reserved.

Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 83.68%	Principal amount (000)	Value (000)
Corporate bonds and notes 30.79%
Financials 6.04%
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	USD8,668	$8,652
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	3,000	3,032
Ally Financial, Inc. 5.548% 7/31/2033 (USD-SOFR + 1.78% on 7/31/2032) (b)	5,108	5,149
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (b)	EUR100	120
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	6,640	8,527
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	2,615	3,255
American International Group, Inc. 5.45% 5/7/2035	USD2,645	2,756
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	4,885	5,097
Aretec Group, Inc. 10.00% 8/15/2030 (a)	2,064	2,230
Arthur J. Gallagher & Co. 5.15% 2/15/2035	4,369	4,418
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,154	1,109
Athene Holding, Ltd. 6.625% 5/19/2055	20,000	20,385
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (b)	3,203	3,196
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (b)	17,615	17,872
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (b)	418	432
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (b)	4,435	3,985
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	11,774	10,534
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	20,757	18,567
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (b)	130	139
BlackRock Funding, Inc. 5.00% 3/14/2034	514	531
BlackRock Funding, Inc. 5.25% 3/14/2054	11,678	11,203
Blackstone Private Credit Fund 5.95% 7/16/2029	11,358	11,593
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	1,825	1,813
Block, Inc. 5.625% 8/15/2030 (a)	3,405	3,476
Block, Inc. 6.50% 5/15/2032	14,650	15,244
Block, Inc. 6.00% 8/15/2033 (a)	4,360	4,478
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(b)	19,507	17,832
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	5,442	5,677
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	12,048	12,866
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	3,765	3,903
Brown & Brown, Inc. 5.25% 6/23/2032	5,677	5,818
Brown & Brown, Inc. 5.55% 6/23/2035	16,746	17,181
Brown & Brown, Inc. 6.25% 6/23/2055	2,177	2,267
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	7,609	7,821
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (b)	466	479
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	6,800	7,077
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	8,885	9,462
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (b)	3,658	3,920
Chubb INA Holdings, LLC 5.00% 3/15/2034	28,980	29,657
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	15,849	14,206
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	8,085	7,408
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (b)	1,264	1,377
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)	2,341	2,453
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	28,090	28,748
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (b)	3,912	3,950
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	11,300	10,774
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	21,900	19,543
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	13,001	12,070
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	5,250	4,732
Corebridge Financial, Inc. 3.85% 4/5/2029	583	574
Corebridge Financial, Inc. 3.90% 4/5/2032	247	235
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	12,525	12,554
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	7,375	7,873
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (b)	460	469
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (b)	EUR778	940
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	23,462	29,318
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	USD236	249
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	2,400	2,518
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	2,480	2,613
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (b)	9,340	9,184
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (b)	28,713	25,927

American Funds Strategic Bond Fund	1

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (b)	USD257	$273
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (b)	5,269	5,416
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (b)	6,775	6,814
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	28,273	28,078
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (b)	8,858	6,866
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	3,203	2,351
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (a)	18,249	18,279
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	1,645	1,695
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	8,680	7,893
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032) (b)	8,339	8,644
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	15,466	15,964
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (b)	5,555	5,572
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	12,772	13,120
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	9,000	10,701
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	16,850	17,088
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	14,210	14,405
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	17,675	17,480
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	11,950	11,354
Jane Street Group, LLC 6.75% 5/1/2033 (a)	2,960	3,092
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (b)	11,000	11,047
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (b)	12,188	12,309
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	1,359	1,227
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034) (b)	1,474	1,572
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	7,890	8,281
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	26,663	26,486
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	5,000	4,939
Marsh & McLennan Cos., Inc. 2.375% 12/15/2031	7,309	6,566
Marsh & McLennan Cos., Inc. 5.15% 3/15/2034	5,113	5,291
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	27,947	28,321
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	18,531	17,854
Mastercard, Inc. 4.55% 1/15/2035	10,089	10,094
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (b)	2,463	2,519
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (b)	196	204
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	1,509	1,327
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (b)	1,777	1,830
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	46,303	45,911
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (b)	9,867	10,375
Navient Corp. 5.50% 3/15/2029	2,745	2,727
Navient Corp. 9.375% 7/25/2030	8,515	9,470
Navient Corp. 11.50% 3/15/2031	39	44
Navient Corp. 7.875% 6/15/2032	4,255	4,457
Navient Corp. 5.625% 8/1/2033	26,200	23,977
New York Life Global Funding 4.55% 1/28/2033 (a)	2,456	2,449
OneMain Finance Corp. 6.125% 5/15/2030	2,610	2,667
OneMain Finance Corp. 7.50% 5/15/2031	18,010	18,962
OneMain Finance Corp. 7.125% 11/15/2031	9,659	10,090
OneMain Finance Corp. 7.125% 9/15/2032	4,515	4,696
OneMain Finance Corp. 6.50% 3/15/2033	4,000	4,048
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	1,640	1,715
Oxford Finance, LLC 6.375% 2/1/2027 (a)	6,055	6,077
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	EUR3,077	3,985
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (b)	2,790	3,466
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (b)	USD16,678	18,035
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	55,220	62,522
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	343	362
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	19,295	19,966
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	7,845	7,939
State Street Corp. 4.784% 10/23/2036 (USD-SOFR + 1.215% on 10/23/2035) (b)	7,055	7,021
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	9,266	9,504
Synchrony Financial 7.25% 2/2/2033	7,412	7,968
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (b)	7,294	7,507
Toronto-Dominion Bank (The) 2.00% 9/10/2031	1,469	1,315
Travelers Cos., Inc. 2.55% 4/27/2050	334	202
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	12,783	13,213

2	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (b)	USD4,378	$4,462
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	1,480	1,575
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	20,729	21,816
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	10,744	10,634
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (b)	1,482	1,588
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	1,899	1,913
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	13,502	14,413
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	25,758	27,213
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	750	666
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031) (a)(b)	4,980	4,586
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	490	500
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)	9,160	9,264
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (b)	4,891	4,968
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (b)	956	1,003
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	15,500	17,167
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	1,442	1,512
		1,258,370

Health care 4.53%
AbbVie, Inc. 3.20% 11/21/2029	1,207	1,171
AbbVie, Inc. 5.05% 3/15/2034	32,320	33,226
AbbVie, Inc. 5.35% 3/15/2044	1,350	1,335
AbbVie, Inc. 5.40% 3/15/2054	4,407	4,288
AbbVie, Inc. 5.50% 3/15/2064	1,889	1,836
AdaptHealth, LLC 5.125% 3/1/2030 (a)	5,941	5,823
Amgen, Inc. 3.00% 2/22/2029	600	582
Amgen, Inc. 4.05% 8/18/2029	16,075	16,065
Amgen, Inc. 5.25% 3/2/2030	11,990	12,451
Amgen, Inc. 4.20% 3/1/2033	14,000	13,690
Amgen, Inc. 5.25% 3/2/2033	53,634	55,536
Amgen, Inc. 4.875% 3/1/2053	4,975	4,382
Amgen, Inc. 5.65% 3/2/2053	19,623	19,228
Amgen, Inc. 5.75% 3/2/2063	11,582	11,310
Ascension Health 4.078% 11/15/2028	13,466	13,528
Ascension Health 4.294% 11/15/2030	32,459	32,524
Ascension Health 4.923% 11/15/2035	24,529	24,576
AstraZeneca Finance, LLC 5.00% 2/26/2034	16,875	17,471
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	5,785	5,758
Banner Health 2.913% 1/1/2051	9,266	5,948
Baxter International, Inc. 4.45% 2/15/2029	3,010	3,021
Baxter International, Inc. 4.90% 12/15/2030	8,279	8,347
Baxter International, Inc. 2.539% 2/1/2032	5,260	4,585
Baxter International, Inc. 5.65% 12/15/2035	23,799	24,094
Baxter International, Inc. 3.132% 12/1/2051	12,537	7,898
Bayer US Finance, LLC 6.50% 11/21/2033 (a)	1,011	1,095
Bayer US Finance, LLC 6.875% 11/21/2053 (a)	663	718
Baylor Scott & White Holdings 1.777% 11/15/2030	17,685	15,880
Bristol-Myers Squibb Co. 5.20% 2/22/2034	14,739	15,327
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,825	2,833
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,416	8,271
Centene Corp. 2.45% 7/15/2028	24,165	22,646
Centene Corp. 3.00% 10/15/2030	3,625	3,246
Centene Corp. 2.50% 3/1/2031	6,272	5,420
Centene Corp. 2.625% 8/1/2031	8,805	7,580
Cigna Group (The) 2.375% 3/15/2031	1,713	1,551
Cigna Group (The) 5.25% 2/15/2034	2,670	2,750
Cigna Group (The) 5.25% 1/15/2036	15,000	15,281
Cigna Group (The) 6.00% 1/15/2056	7,500	7,718
CVS Health Corp. 5.00% 9/15/2032	4,215	4,304
CVS Health Corp. 5.70% 6/1/2034	4,891	5,127
CVS Health Corp. 5.45% 9/15/2035	33,121	33,915
CVS Health Corp. 6.00% 6/1/2044	25,017	25,162
CVS Health Corp. 6.05% 6/1/2054	26,857	26,721

American Funds Strategic Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CVS Health Corp. 6.20% 9/15/2055	USD16,363	$16,625
CVS Health Corp. 6.00% 6/1/2063	2,281	2,213
Elevance Health, Inc. 5.00% 1/15/2036	18,000	17,900
Elevance Health, Inc. 5.125% 2/15/2053	926	839
Elevance Health, Inc. 5.70% 9/15/2055	6,000	5,882
Eli Lilly and Co. 5.10% 2/12/2035	2,363	2,444
Eli Lilly and Co. 5.50% 2/12/2055	929	931
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	3,896	4,123
Gilead Sciences, Inc. 5.25% 10/15/2033	1,710	1,797
Gilead Sciences, Inc. 5.10% 6/15/2035	16,744	17,168
Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	930
HCA, Inc. 3.625% 3/15/2032	4,659	4,406
Humana, Inc. 5.375% 4/15/2031	1,202	1,243
Humana, Inc. 5.95% 3/15/2034	7,875	8,262
Humana, Inc. 5.75% 4/15/2054	10,171	9,613
Johnson & Johnson 4.95% 6/1/2034	3,907	4,104
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	8,085	8,314
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	2,755	2,811
Organon & Co. 4.125% 4/30/2028 (a)	2,510	2,456
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	20,045	12,810
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,109	5,165
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	20,000	19,265
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,206	11,566
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(c)	803	774
Roche Holdings, Inc. 5.593% 11/13/2033 (a)	4,971	5,324
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	1,154	1,189
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,272	2,268
Roche Holdings, Inc. 2.607% 12/13/2051 (a)	9,473	5,798
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	608	590
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	7,227	7,589
Summa Health 3.511% 11/15/2051	9,945	8,050
Sutter Health 5.164% 8/15/2033	9,905	10,208
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	30,167	30,740
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,908	1,932
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	8,625	8,658
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	4,050
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	16,477
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	11,129
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	10,388
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	10,337	7,831
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	5,265	5,466
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,931
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,442	1,424
UnitedHealth Group, Inc. 5.35% 2/15/2033	10,110	10,537
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,187	1,208
UnitedHealth Group, Inc. 5.15% 7/15/2034	8,261	8,464
UnitedHealth Group, Inc. 5.30% 6/15/2035	24,288	25,156
UnitedHealth Group, Inc. 5.50% 7/15/2044	21,311	21,166
UnitedHealth Group, Inc. 3.25% 5/15/2051	13,172	8,929
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,830	2,445
UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	7,374
UnitedHealth Group, Inc. 5.375% 4/15/2054	3,314	3,130
UnitedHealth Group, Inc. 5.95% 6/15/2055	8,663	8,902
Viatris, Inc. 4.00% 6/22/2050	4,979	3,318
West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,775	1,753
		942,283

Communication services 3.22%
Alphabet, Inc. 4.375% 11/15/2032	4,162	4,177
Alphabet, Inc. 4.50% 5/15/2035	7,623	7,586
Alphabet, Inc. 4.70% 11/15/2035	10,922	10,929
Alphabet, Inc. 5.25% 5/15/2055	440	422
Alphabet, Inc. 5.45% 11/15/2055	1,503	1,475
Altice France 6.50% 4/15/2032 (a)	2,160	2,072
Altice France 6.875% 7/15/2032 (a)	15,840	15,200

4	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
America Movil, SAB de CV, 10.125% 1/22/2029	MXN1,302,560	$74,697
America Movil, SAB de CV, 9.50% 1/27/2031	1,219,000	68,964
AT&T, Inc. 4.35% 3/1/2029	USD1,250	1,257
AT&T, Inc. 3.50% 9/15/2053	22,215	14,878
AT&T, Inc. 3.55% 9/15/2055	2,078	1,385
CCO Holdings, LLC 4.75% 2/1/2032 (a)	20,000	18,294
CCO Holdings, LLC 4.50% 5/1/2032	2,550	2,290
CCO Holdings, LLC 4.50% 6/1/2033 (a)	19,875	17,420
CCO Holdings, LLC 4.25% 1/15/2034 (a)	28,175	23,983
Charter Communications Operating, LLC 4.80% 3/1/2050	5,599	4,210
Charter Communications Operating, LLC 3.70% 4/1/2051	2,964	1,873
Charter Communications Operating, LLC 3.90% 6/1/2052	7,235	4,676
Charter Communications Operating, LLC 5.25% 4/1/2053	12,946	10,256
Charter Communications Operating, LLC 6.70% 12/1/2055	11,500	11,034
Comcast Corp. 5.65% 6/1/2054	7,188	6,744
Connect Finco SARL 9.00% 9/15/2029 (a)	28,890	30,681
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	7,640	7,740
DISH Network Corp. 11.75% 11/15/2027 (a)	22,896	23,844
EchoStar Corp. 10.75% 11/30/2029	29,030	32,124
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	9,549	9,794
Embarq, LLC 7.995% 6/1/2036	1,250	519
Gray Media, Inc. 10.50% 7/15/2029 (a)	10,778	11,609
Gray Media, Inc. 5.375% 11/15/2031 (a)	1,686	1,266
Gray Media, Inc. 9.625% 7/15/2032 (a)	3,475	3,609
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	2,645	2,760
Meta Platforms, Inc. 4.60% 11/15/2032	1,775	1,790
Meta Platforms, Inc. 4.875% 11/15/2035	28,113	28,086
Meta Platforms, Inc. 5.50% 11/15/2045	9,010	8,754
Meta Platforms, Inc. 4.45% 8/15/2052	22,500	18,324
Meta Platforms, Inc. 5.40% 8/15/2054	5,297	4,932
Meta Platforms, Inc. 5.625% 11/15/2055	19,444	18,677
Meta Platforms, Inc. 5.75% 11/15/2065	9,358	8,934
News Corp. 3.875% 5/15/2029 (a)	3,725	3,615
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	5,559	5,522
Paramount Global 5.50% 5/15/2033	2,000	1,916
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	7,042	6,893
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	2,919	2,945
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	6,476	6,163
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	9,798	9,030
Snap, Inc. 6.875% 3/1/2033 (a)	6,125	6,352
Stagwell Global, LLC 5.625% 8/15/2029 (a)	5,383	5,253
T-Mobile USA, Inc. 2.55% 2/15/2031	19,963	18,244
T-Mobile USA, Inc. 2.875% 2/15/2031	3,037	2,820
T-Mobile USA, Inc. 5.30% 5/15/2035	2,252	2,310
T-Mobile USA, Inc. 4.95% 11/15/2035	560	557
Univision Communications, Inc. 8.00% 8/15/2028 (a)	5,082	5,267
Univision Communications, Inc. 4.50% 5/1/2029 (a)	6,254	6,012
Univision Communications, Inc. 7.375% 6/30/2030 (a)	9,335	9,522
Univision Communications, Inc. 8.50% 7/31/2031 (a)	9,750	10,193
Univision Communications, Inc. 9.375% 8/1/2032 (a)	4,575	4,921
Verizon Communications, Inc. 2.55% 3/21/2031	8,188	7,480
Verizon Communications, Inc. 4.75% 1/15/2033	986	986
Verizon Communications, Inc. 5.25% 4/2/2035	3,037	3,088
Verizon Communications, Inc. 5.00% 1/15/2036	1,217	1,207
Verizon Communications, Inc. 5.75% 11/30/2045	249	247
Verizon Communications, Inc. 3.55% 3/22/2051	15,000	10,665
Verizon Communications, Inc. 5.875% 11/30/2055	237	234
Verizon Communications, Inc. 6.00% 11/30/2065	280	277
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	29,840	21,074
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,460	966
		671,024

American Funds Strategic Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy 2.77%
3R Lux SARL 9.75% 2/5/2031 (a)	USD6,224	$6,411
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,990	2,656
APA Corp. 4.75% 4/15/2043	128	100
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	4,260	4,288
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	4,255	4,407
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	2,608	2,732
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	1,192	1,199
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	9,029	9,013
Cheniere Energy Partners, LP 4.00% 3/1/2031	4,438	4,323
Cheniere Energy Partners, LP 5.95% 6/30/2033	13,898	14,743
Chevron Corp. 2.236% 5/11/2030	3,290	3,053
Chevron Corp. 3.078% 5/11/2050	1,094	743
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	11,652	12,021
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	2,275	2,386
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	8,422	8,748
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	7,899	8,534
CNX Resources Corp. 7.375% 1/15/2031 (a)	2,853	2,965
CNX Resources Corp. 7.25% 3/1/2032 (a)	1,816	1,897
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	2,794	2,720
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	12,510	13,023
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	2,193	2,269
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	4,503	4,369
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	5,740	5,451
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	4,705	4,677
Devon Energy Corp. 5.75% 9/15/2054	10,306	9,477
Diamondback Energy, Inc. 5.15% 1/30/2030	2,904	2,990
Diamondback Energy, Inc. 5.40% 4/18/2034	9,785	10,022
Diamondback Energy, Inc. 5.75% 4/18/2054	4,775	4,517
Diamondback Energy, Inc. 5.90% 4/18/2064	3,201	3,025
Ecopetrol SA 8.875% 1/13/2033	15,940	17,034
Ecopetrol SA 8.375% 1/19/2036	9,425	9,706
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	6,445	6,250
Enterprise Products Operating, LLC 5.20% 1/15/2036	564	574
EQT Corp. 4.50% 1/15/2029	2,361	2,367
Exxon Mobil Corp. 4.227% 3/19/2040	1,112	1,021
Exxon Mobil Corp. 3.452% 4/15/2051	1,139	818
GeoPark, Ltd. 8.75% 1/31/2030 (a)	13,658	12,770
GeoPark, Ltd. 8.75% 1/31/2030	642	600
Global Partners, LP 8.25% 1/15/2032 (a)	1,978	2,091
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	4,114	4,254
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	1,191	1,181
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	2,502	2,441
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	801	765
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	4,216	3,984
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	7,153	7,335
Hilcorp Energy I, LP 6.875% 5/15/2034 (a)	1,405	1,318
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	2,325	2,376
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	2,325	2,392
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	2,571	2,549
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	5,495	5,601
Matador Resources Co. 6.25% 4/15/2033 (a)	3,521	3,539
Modec Finance BV 7.84% 7/15/2026 (d)(e)	9,000	9,112
MPLX, LP 5.40% 9/15/2035	6,168	6,216
Murphy Oil Corp. 6.00% 10/1/2032	2,492	2,491
MV24 Capital BV 6.748% 6/1/2034	7,213	7,165
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	6,375	6,689
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	5,443	5,284
NFE Financing, LLC 12.00% 11/15/2029 (a)(f)	67,862	19,680
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,812	1,882
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	3,947	4,090
Noble Finance II, LLC 8.00% 4/15/2030 (a)	12,064	12,541
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	6,926	7,001
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	4,711	5,080
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	1,992	2,084
Petroleos Mexicanos 6.84% 1/23/2030	10,000	10,161
Petroleos Mexicanos 6.70% 2/16/2032	11,544	11,520

6	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 10.00% 2/7/2033	USD6,870	$7,965
Petroleos Mexicanos 6.375% 1/23/2045	574	464
Petroleos Mexicanos 6.75% 9/21/2047	1,406	1,157
Petroleos Mexicanos 6.35% 2/12/2048	233	183
Petroleos Mexicanos 7.69% 1/23/2050	1,481	1,328
Petroleos Mexicanos 6.95% 1/28/2060	1,657	1,350
Pluspetrol SA 8.50% 5/30/2032 (a)	11,347	11,546
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)	12,695	10,276
Range Resources Corp. 4.75% 2/15/2030 (a)	1,242	1,227
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (a)	7,708	7,864
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	2,840	2,947
Sunoco, LP 7.00% 5/1/2029 (a)	3,697	3,858
Sunoco, LP 5.625% 3/15/2031 (a)	2,765	2,787
Sunoco, LP 7.25% 5/1/2032 (a)	4,281	4,529
Sunoco, LP 5.875% 3/15/2034 (a)	2,930	2,931
Talos Production, Inc. 9.00% 2/1/2029 (a)	2,789	2,906
Talos Production, Inc. 9.375% 2/1/2031 (a)	4,456	4,656
Targa Resources Corp. 5.65% 2/15/2036	6,148	6,322
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	2,623	2,698
Transocean International, Ltd. 8.75% 2/15/2030 (a)	2,639	2,758
Transocean International, Ltd. 7.875% 10/15/2032 (a)	1,430	1,500
Transocean, Inc. 8.25% 5/15/2029 (a)	4,864	4,905
Transocean, Inc. 8.50% 5/15/2031 (a)	4,170	4,133
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	10,200	10,618
USA Compression Partners, LP 7.125% 3/15/2029 (a)	7,097	7,350
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	10,003	10,134
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	3,678	3,349
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	9,500	9,628
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	10,751	10,697
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	5,515	5,701
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	2,735	2,787
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	8,733	9,441
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	8,095	8,295
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	3,195	3,266
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	6,616	7,248
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	6,025	6,174
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	5,960	6,131
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	15,610	15,618
Vital Energy, Inc. 7.875% 4/15/2032 (a)	10,178	10,035
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	6,180	6,254
		577,737

Consumer discretionary 2.58%
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,299	1,329
Advance Auto Parts, Inc. 7.00% 8/1/2030 (a)	2,025	2,044
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,463	2,099
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	23,400	23,509
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	1,530	1,510
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	9,673	10,077
AutoNation, Inc. 5.89% 3/15/2035	14,825	15,373
Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,298
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	16,000	16,399
Carnival Corp. 4.00% 8/1/2028 (a)	11,000	10,843
Carnival Corp. 5.125% 5/1/2029 (a)	3,460	3,500
Carnival Corp. 7.00% 8/15/2029 (a)	6,150	6,458
Carnival Corp. 5.75% 3/15/2030 (a)	6,949	7,152
Carnival Corp. 6.125% 2/15/2033 (a)	4,665	4,819
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	1,635	1,754
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (a)	24,000	24,467
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (a)	7,775	7,399
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	7,121	6,924
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	2,340	2,226
Ford Motor Co. 4.75% 1/15/2043	3,085	2,445
Ford Motor Co. 5.291% 12/8/2046	7,027	5,850
Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	7,746

American Funds Strategic Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 5.85% 5/17/2027	USD20,000	$20,315
Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,808
Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	9,852
Ford Motor Credit Co., LLC 5.918% 3/20/2028	14,023	14,357
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,994	1,875
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,895	3,105
Ford Motor Credit Co., LLC 5.73% 9/5/2030	3,924	3,986
Ford Motor Credit Co., LLC 6.054% 11/5/2031	11,239	11,529
Ford Motor Credit Co., LLC 7.122% 11/7/2033	9,663	10,383
Ford Motor Credit Co., LLC 6.125% 3/8/2034	13,631	13,857
Ford Motor Credit Co., LLC 6.50% 2/7/2035	21,000	21,764
General Motors Financial Co., Inc. 5.625% 4/4/2032	4,945	5,152
General Motors Financial Co., Inc. 5.45% 9/6/2034	9,957	10,105
General Motors Financial Co., Inc. 6.15% 7/15/2035	13,972	14,730
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	22,000	19,947
Genting New York, LLC 7.25% 10/1/2029 (a)	2,200	2,258
Gildan Activewear, Inc. 5.40% 10/7/2035 (a)	4,080	4,073
Grand Canyon University 4.375% 10/1/2026	5,001	5,038
Grand Canyon University 5.125% 10/1/2028	6,486	6,451
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	2,325	2,350
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	3,403	3,308
Home Depot, Inc. 4.85% 6/25/2031	2,295	2,374
Home Depot, Inc. 4.95% 6/25/2034	3,335	3,412
Home Depot, Inc. 5.875% 12/16/2036	1,970	2,138
Home Depot, Inc. 4.95% 9/15/2052	1,382	1,269
Home Depot, Inc. 5.40% 6/25/2064	13,717	13,136
Jacobs Entertainment, Inc. 6.75% 2/15/2029 (a)	390	383
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	4,795	5,075
McDonald’s Corp. 5.00% 5/17/2029	1,424	1,466
McDonald’s Corp. 4.95% 3/3/2035	4,274	4,333
McDonald’s Corp. 3.625% 9/1/2049	907	668
McDonald’s Corp. 4.20% 4/1/2050	2,093	1,694
McDonald’s Corp. 5.15% 9/9/2052	1,483	1,378
MercadoLibre, Inc. 2.375% 1/14/2026	4,255	4,253
Newell Brands, Inc. 8.50% 6/1/2028 (a)	1,350	1,417
Newell Brands, Inc. 6.375% 5/15/2030	5,675	5,549
Newell Brands, Inc. 6.625% 5/15/2032	11,670	11,338
Newell Brands, Inc. 7.375% 4/1/2036	11,665	10,970
Newell Brands, Inc. 7.50% 4/1/2046	1,315	1,099
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	23,995	25,519
Party City Holdings, Inc. 0% 10/12/2028 (d)	560	— (g)
Party City Holdings, Inc. 0% 8/27/2030 (d)	2,594	52
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026 (a)	16,160	16,162
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	5,000	5,092
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (a)	13,735	14,046
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	7,103	7,135
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	2,845	2,531
Starbucks Corp. 5.00% 2/15/2034	5,061	5,171
Toyota Motor Credit Corp. 3.375% 4/1/2030	2,655	2,585
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	7,400	7,268
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	1,735	1,769
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	4,845	5,246
ZF North America Capital, Inc. 6.75% 4/23/2030 (a)	13,569	13,418
		536,410

Information technology 2.24%
Accenture Capital, Inc. 4.50% 10/4/2034	4,181	4,125
Amphenol Corp. 4.40% 2/15/2033	4,961	4,910
Amphenol Corp. 4.625% 2/15/2036	5,355	5,248
Amphenol Corp. 5.30% 11/15/2055	1,897	1,814
ams-OSRAM AG 12.25% 3/30/2029 (a)	5,255	5,608
Analog Devices, Inc. 2.10% 10/1/2031	12,879	11,446
Apple, Inc. 4.75% 5/12/2035	5,002	5,128
Broadcom, Inc. 5.15% 11/15/2031	8,371	8,689
Broadcom, Inc. 4.55% 2/15/2032	7,771	7,796

8	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 3.469% 4/15/2034	USD4,000	$3,649
Broadcom, Inc. 4.80% 10/15/2034	6,845	6,861
Broadcom, Inc. 5.20% 7/15/2035	26,865	27,535
Broadcom, Inc. 3.187% 11/15/2036 (a)	5,996	5,087
Cisco Systems, Inc. 5.05% 2/26/2034	28,839	29,686
Cisco Systems, Inc. 5.30% 2/26/2054	2,050	1,967
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	13,134	13,688
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	10,000	10,456
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	5,700	5,653
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	4,475	4,468
CommScope, LLC 7.125% 7/1/2028 (a)	2,003	2,015
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	11,875	12,667
Intel Corp. 3.05% 8/12/2051	2,130	1,311
Intel Corp. 5.60% 2/21/2054	10,973	10,137
Microchip Technology, Inc. 5.05% 2/15/2030	12,476	12,735
Micron Technology, Inc. 6.05% 11/1/2035	13,898	14,836
NCR Atleos Corp. 9.50% 4/1/2029 (a)	14,074	15,284
Oracle Corp. 4.80% 9/26/2032	3,203	3,093
Oracle Corp. 5.50% 8/3/2035	27,359	26,823
Oracle Corp. 5.20% 9/26/2035	17,000	16,293
Oracle Corp. 3.60% 4/1/2050	5,000	3,118
Oracle Corp. 3.95% 3/25/2051	4,145	2,730
Oracle Corp. 6.00% 8/3/2055	23,840	21,043
Oracle Corp. 5.95% 9/26/2055	5,617	4,980
Roper Technologies, Inc. 4.90% 10/15/2034	16,164	16,134
Roper Technologies, Inc. 5.10% 9/15/2035	11,055	11,143
Synopsys, Inc. 5.15% 4/1/2035	21,121	21,474
Synopsys, Inc. 5.70% 4/1/2055	23,164	23,003
Texas Instruments, Inc. 4.85% 2/8/2034	5,003	5,132
Texas Instruments, Inc. 5.10% 5/23/2035	8,415	8,681
UKG, Inc. 6.875% 2/1/2031 (a)	7,850	8,076
Unisys Corp. 10.625% 1/15/2031 (a)	21,568	22,112
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(e)	8,583	9,356
WULF Compute, LLC 7.75% 10/15/2030 (a)	7,590	7,825
X.AI Corp. 12.50% 6/30/2030	21,465	22,902
		466,717

Materials 2.04%
Ball Corp. 2.875% 8/15/2030	13,027	12,054
Ball Corp. 5.50% 9/15/2033	21,000	21,425
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,431	4,524
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	22,008	22,892
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	5,091	5,196
Braskem Netherlands Finance BV 4.50% 1/10/2028	4,397	1,812
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	8,660	3,396
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,603	1,021
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	7,945	3,084
Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	1,164
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	12,300	4,774
Celanese US Holdings, LLC 6.85% 11/15/2028	11,817	12,372
Celanese US Holdings, LLC 6.50% 4/15/2030	15,000	15,087
Celanese US Holdings, LLC 6.879% 7/15/2032	6,000	6,249
Celanese US Holdings, LLC 7.20% 11/15/2033	19,921	21,062
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	5,270	5,452
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	9,266	9,603
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	8,038	8,485
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	9,266	9,509
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	9,266	9,645
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	2,670	2,792
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	785	762
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	17,300	12,253
CVR Partners, LP 6.125% 6/15/2028 (a)	4,902	4,932
Dow Chemical Co. (The) 5.35% 3/15/2035	8,841	8,767
Dow Chemical Co. (The) 5.65% 3/15/2036	19,515	19,442
Dow Chemical Co. (The) 5.55% 11/30/2048	1,755	1,547

American Funds Strategic Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Dow Chemical Co. (The) 6.90% 5/15/2053	USD768	$788
Dow Chemical Co. (The) 5.60% 2/15/2054	11,556	10,055
Dow Chemical Co. (The) 5.95% 3/15/2055	2,343	2,134
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	11,200	11,808
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(c)	8,791	5,011
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	15,035	13,532
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (a)	7,758	7,005
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	913	933
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	885	909
LYB International Finance III, LLC 5.125% 1/15/2031	1,120	1,125
LYB International Finance III, LLC 5.50% 3/1/2034	6,809	6,735
LYB International Finance III, LLC 6.15% 5/15/2035	6,983	7,161
LYB International Finance III, LLC 5.875% 1/15/2036	5,102	5,080
LYB International Finance III, LLC 4.20% 5/1/2050	4,344	3,106
LYB International Finance III, LLC 3.625% 4/1/2051	8,366	5,400
Magnera Corp. 7.25% 11/15/2031 (a)	12,000	11,793
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	7,595	7,329
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	8,590	8,899
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	8,230	8,645
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	10,000	9,788
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	6,005	6,419
PT Krakatau Posco 6.375% 6/11/2029	15,000	15,503
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	1,899	1,984
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	14,585	14,861
Sherwin-Williams Co. 5.15% 8/15/2035	4,394	4,474
Vale Overseas, Ltd. 6.40% 6/28/2054	8,362	8,542
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	8,720	8,731
Veritiv Operating Co. 10.50% 11/30/2030 (a)	2,165	2,331
Westlake Corp. 5.55% 11/15/2035	4,733	4,735
		424,117

Consumer staples 2.00%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	5,730	5,510
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	8,500	8,600
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	8,500	8,545
Altria Group, Inc. 5.25% 8/6/2035	7,386	7,481
B&G Foods, Inc. 8.00% 9/15/2028 (a)	14,000	13,792
BAT Capital Corp. 2.726% 3/25/2031	5,000	4,612
BAT Capital Corp. 4.742% 3/16/2032	10,000	10,097
BAT Capital Corp. 6.421% 8/2/2033	5,707	6,304
BAT Capital Corp. 6.00% 2/20/2034	13,898	14,887
BAT Capital Corp. 5.625% 8/15/2035	20,234	21,088
BAT Capital Corp. 5.65% 3/16/2052	4,750	4,494
BAT Capital Corp. 7.081% 8/2/2053	11,800	13,392
Coca-Cola Co. 4.65% 8/14/2034	757	773
Coca-Cola Co. 5.20% 1/14/2055	4,857	4,686
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	5,375	5,634
Conagra Brands, Inc. 5.75% 8/1/2035	4,337	4,431
Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,560
Constellation Brands, Inc. 4.75% 5/9/2032	6,096	6,125
Coty, Inc. 5.60% 1/15/2031 (a)	17,825	18,004
H.J. Heinz Co. 3.00% 6/1/2026	2,567	2,556
H.J. Heinz Co. 3.875% 5/15/2027	2,236	2,231
Hershey Co. 5.10% 2/24/2035	4,958	5,106
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	16,377	17,133
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	1,593	1,638
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	784	801
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	18,353	18,396
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	7,975	3,644
Mars, Inc. 5.20% 3/1/2035 (a)	33,888	34,844
Mars, Inc. 5.65% 5/1/2045 (a)	6,205	6,258
Mars, Inc. 5.70% 5/1/2055 (a)	10,345	10,312
Mars, Inc. 5.80% 5/1/2065 (a)	1,765	1,774
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	10,745	11,754

10	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.00% 10/29/2030	USD4,804	$4,767
Philip Morris International, Inc. 5.75% 11/17/2032	1,634	1,749
Philip Morris International, Inc. 5.625% 9/7/2033	15,138	16,083
Philip Morris International, Inc. 5.25% 2/13/2034	9,950	10,288
Philip Morris International, Inc. 4.90% 11/1/2034	18,531	18,689
Philip Morris International, Inc. 4.875% 4/30/2035	1,163	1,167
Philip Morris International, Inc. 4.625% 10/29/2035	8,896	8,707
Post Holdings, Inc. 4.625% 4/15/2030 (a)	3,706	3,612
Post Holdings, Inc. 4.50% 9/15/2031 (a)	10,118	9,601
Post Holdings, Inc. 6.375% 3/1/2033 (a)	25,000	25,275
Procter & Gamble Co. 4.60% 5/1/2035	3,765	3,822
Procter & Gamble Co. 4.35% 11/3/2035	5,228	5,163
Target Corp. 4.50% 9/15/2034	5,419	5,368
Target Corp. 5.00% 4/15/2035	5,065	5,134
Walmart, Inc. 4.90% 4/28/2035	10,051	10,338
		416,225

Industrials 1.99%
Ambipar Lux SARL 10.875% 2/5/2033 (a)	3,705	655
BAE Systems PLC 5.30% 3/26/2034 (a)	12,326	12,769
Boeing Co. (The) 5.15% 5/1/2030	6,036	6,204
Boeing Co. (The) 3.625% 2/1/2031	14,998	14,414
Boeing Co. (The) 6.388% 5/1/2031	4,887	5,306
Boeing Co. (The) 5.705% 5/1/2040	3,706	3,786
Boeing Co. (The) 5.805% 5/1/2050	13,149	12,953
Boeing Co. (The) 6.858% 5/1/2054	8,827	9,920
Boeing Co. (The) 5.93% 5/1/2060	10,192	10,007
Boeing Co. (The) 7.008% 5/1/2064	1,856	2,117
Bombardier, Inc. 6.00% 2/15/2028 (a)	4,180	4,195
Bombardier, Inc. 7.50% 2/1/2029 (a)	8,339	8,701
Bombardier, Inc. 8.75% 11/15/2030 (a)	8,409	9,096
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,611	1,114
Canadian National Railway Co. 4.375% 9/18/2034	1,579	1,556
Canadian Pacific Railway Co. 2.05% 3/5/2030	2,000	1,841
Canadian Pacific Railway Co. 3.00% 12/2/2041	4,184	3,139
Canadian Pacific Railway Co. 3.10% 12/2/2051	12,081	8,024
Caterpillar, Inc. 5.20% 5/15/2035	4,018	4,167
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	7,615	7,827
Embraer Netherlands Finance BV 5.98% 2/11/2035	907	964
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	5,295	5,509
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	7,640	8,079
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	7,675	8,085
General Dynamics Corp. 4.95% 8/15/2035	2,533	2,589
General Electric Co. 4.90% 1/29/2036	2,900	2,946
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	4,785	4,985
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	3,555	3,744
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	3,795	3,854
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	2,075	2,202
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	3,970	4,025
Hertz Corp. (The) 4.625% 12/1/2026 (a)	1,681	1,612
Honeywell International, Inc. 5.00% 3/1/2035	24,542	25,008
Icahn Enterprises, LP 6.25% 5/15/2026	1,168	1,170
Icahn Enterprises, LP 5.25% 5/15/2027	11,500	11,351
Icahn Enterprises, LP 9.75% 1/15/2029	13,000	12,976
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	2,695	2,696
Ingersoll-Rand, Inc. 5.45% 6/15/2034	405	422
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	13,660	14,116
Lockheed Martin Corp. 4.80% 8/15/2034	8,128	8,216
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	14,000	13,802
Norfolk Southern Corp. 4.45% 3/1/2033	2,751	2,745
Norfolk Southern Corp. 5.55% 3/15/2034	6,140	6,481
Norfolk Southern Corp. 5.10% 5/1/2035	219	224
Norfolk Southern Corp. 5.35% 8/1/2054	13,195	12,614
Paychex, Inc. 5.60% 4/15/2035	1,644	1,723
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	5,949	6,218

American Funds Strategic Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Regal Rexnord Corp. 6.30% 2/15/2030	USD15,000	$15,904
Regal Rexnord Corp. 6.40% 4/15/2033	15,000	16,143
Reworld Holding Corp. 4.875% 12/1/2029 (a)	5,500	5,292
RTX Corp. 5.375% 2/27/2053	11,296	10,913
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	7,521	6,245
Science Applications International Corp. 5.875% 11/1/2033 (a)	2,265	2,298
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	2,760	2,777
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(d)	3,239	3,239
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027 (a)	2,625	2,627
TransDigm, Inc. 4.875% 5/1/2029	1,844	1,841
TransDigm, Inc. 6.25% 1/31/2034 (a)	1,460	1,516
TransDigm, Inc. 6.75% 1/31/2034 (a)	7,095	7,395
Union Pacific Corp. 5.10% 2/20/2035	10,609	10,953
Union Pacific Corp. 2.95% 3/10/2052	8,448	5,397
Union Pacific Corp. 3.50% 2/14/2053	539	383
Union Pacific Corp. 5.60% 12/1/2054	1,621	1,618
United Airlines, Inc. 4.375% 4/15/2026 (a)	3,605	3,603
United Airlines, Inc. 4.625% 4/15/2029 (a)	2,920	2,909
Verisk Analytics, Inc. 5.125% 2/15/2036	14,269	14,369
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	3,095	3,142
		414,711

Utilities 1.92%
Aegea Finance SARL 9.00% 1/20/2031 (a)	6,569	6,957
AEP Transmission Co., LLC 5.375% 6/15/2035	425	439
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (a)	2,661	2,505
Alabama Power Co. 5.85% 11/15/2033	2,900	3,118
Alabama Power Co. 3.00% 3/15/2052	964	627
Alliant Energy Finance, LLC 3.60% 3/1/2032 (a)	6,800	6,323
Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,940	4,080
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	2,110	2,132
Comision Federal de Electricidad 6.45% 1/24/2035 (a)	7,755	7,992
Consolidated Edison Co. of New York, Inc. 5.375% 5/15/2034	2,573	2,674
DTE Electric Co. 5.25% 5/15/2035	1,350	1,388
Duke Energy Florida, LLC 5.875% 11/15/2033	5,192	5,609
Edison International 4.125% 3/15/2028	70	69
Edison International 5.45% 6/15/2029	1,488	1,516
Edison International 6.95% 11/15/2029	656	699
Edison International 5.25% 3/15/2032	15,485	15,503
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (b)	8,700	9,139
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	9,103	10,622
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (b)	350	353
Eversource Energy 5.50% 1/1/2034	2,200	2,263
Eversource Energy 5.95% 7/15/2034	1,606	1,702
Florida Power & Light Co. 5.10% 4/1/2033	6,718	6,972
Florida Power & Light Co. 5.30% 4/1/2053	5,391	5,166
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	8,260	8,799
Pacific Gas and Electric Co. 3.15% 1/1/2026	104	104
Pacific Gas and Electric Co. 3.00% 6/15/2028	11,450	11,107
Pacific Gas and Electric Co. 4.65% 8/1/2028	141	142
Pacific Gas and Electric Co. 4.55% 7/1/2030	10,477	10,436
Pacific Gas and Electric Co. 2.50% 2/1/2031	16,284	14,676
Pacific Gas and Electric Co. 3.25% 6/1/2031	14,750	13,748
Pacific Gas and Electric Co. 5.90% 6/15/2032	1,338	1,404
Pacific Gas and Electric Co. 6.40% 6/15/2033	22,961	24,806
Pacific Gas and Electric Co. 4.95% 7/1/2050	39,617	33,530
Pacific Gas and Electric Co. 3.50% 8/1/2050	32,504	21,960
PacifiCorp 5.45% 2/15/2034	18,118	18,387
PacifiCorp 3.30% 3/15/2051	35	22
PacifiCorp 2.90% 6/15/2052	2,430	1,425
PacifiCorp 5.35% 12/1/2053	17,645	15,515
PacifiCorp 5.50% 5/15/2054	22,707	20,310
PacifiCorp 5.80% 1/15/2055	10,938	10,215

12	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
PG&E Corp. 5.00% 7/1/2028	USD1,848	$1,849
PG&E Corp. 5.25% 7/1/2030	1,376	1,367
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (b)	22,562	23,512
Public Service Co. of Colorado 2.70% 1/15/2051	1,662	1,007
Public Service Electric and Gas Co. 4.85% 8/1/2034	5,303	5,349
Southern California Edison Co. 2.85% 8/1/2029	1,747	1,657
Southern California Edison Co. 5.25% 3/15/2030	4,775	4,900
Southern California Edison Co. 2.75% 2/1/2032	9,627	8,584
Southern California Edison Co. 5.20% 6/1/2034	2,823	2,840
Southern California Edison Co. 5.45% 3/1/2035	1,300	1,319
Southern California Edison Co. 4.00% 4/1/2047	1,315	987
Southern California Edison Co. 3.65% 2/1/2050	942	659
Southern California Edison Co. 3.45% 2/1/2052	9,690	6,448
Southern California Edison Co. 5.90% 3/1/2055	1,094	1,058
Southern California Edison Co. 6.20% 9/15/2055	2,892	2,916
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	12,341	13,072
Union Electric Co. 5.25% 4/15/2035	1,125	1,161
Virginia Electric & Power 2.40% 3/30/2032	448	399
Virginia Electric & Power 2.45% 12/15/2050	7,450	4,291
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	11,150	11,198
		399,007

Real estate 1.26%
Boston Properties, LP 6.50% 1/15/2034	11,823	12,738
Boston Properties, LP 5.75% 1/15/2035	18,868	19,416
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (a)	1,919	1,786
Crown Castle, Inc. 5.00% 1/11/2028	1,877	1,907
Equinix, Inc. 3.40% 2/15/2052	4,049	2,782
ERP Operating, LP 4.65% 9/15/2034	1,376	1,365
FibraSOMA 4.375% 7/22/2031 (a)	7,079	6,245
GLP Capital, LP 4.00% 1/15/2030	1,853	1,807
Highwoods Realty, LP 5.35% 1/15/2033	18,000	18,028
Hudson Pacific Properties, LP 4.65% 4/1/2029	4,357	4,031
Hudson Pacific Properties, LP 3.25% 1/15/2030	10,858	9,190
Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,849	4,733
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,375	2,240
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,421	5,103
Kilroy Realty, LP 5.875% 10/15/2035	8,000	8,041
Kilroy Realty, LP 6.25% 1/15/2036	10,005	10,348
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	3,868	3,961
Mid-America Apartments, LP 4.95% 3/1/2035	2,500	2,524
MPT Operating Partnership, LP 5.00% 10/15/2027	13,723	13,301
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	33,272	35,557
Piedmont Operating Partnership, LP 5.625% 1/15/2033	5,072	5,127
Prologis, LP 5.00% 3/15/2034	3,430	3,499
Prologis, LP 5.25% 3/15/2054	602	572
Public Storage Operating Co. 5.35% 8/1/2053	8,939	8,683
Service Properties Trust 4.95% 2/15/2027	6,850	6,885
Service Properties Trust 0% 9/30/2027 (a)	3,015	2,728
Service Properties Trust 3.95% 1/15/2028	1,650	1,559
Service Properties Trust 8.375% 6/15/2029	13,610	13,694
Service Properties Trust 4.95% 10/1/2029	10,520	9,177
Service Properties Trust 4.375% 2/15/2030	7,365	6,247
Service Properties Trust 8.625% 11/15/2031 (a)	5,145	5,415
Service Properties Trust 8.875% 6/15/2032	5,930	5,855
Simon Property Group, LP 4.75% 9/26/2034	5,055	5,030
Trust 2401 7.70% 1/23/2032 (a)	612	677
Trust Fibra Uno 7.70% 1/23/2032 (a)	1,219	1,337
VICI Properties, LP 3.75% 2/15/2027 (a)	955	949
VICI Properties, LP 3.875% 2/15/2029 (a)	6,800	6,677
VICI Properties, LP 4.125% 8/15/2030 (a)	2,645	2,566
VICI Properties, LP 5.125% 5/15/2032	7,836	7,893
VICI Properties, LP 5.625% 4/1/2035	1,874	1,914
		261,587

American Funds Strategic Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Collateralized mortgage-backed obligations 0.17%
VM Fund I, LLC 8.625% 1/15/2028 (a)(d)	USD34,621	$34,621

Municipals 0.03%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	6,677	6,613
Total corporate bonds and notes		6,409,422
Mortgage-backed obligations 24.60%
Federal agency mortgage-backed obligations 17.29%
Fannie Mae Pool #BC9506 2.50% 9/1/2046 (h)	10	9
Fannie Mae Pool #CB3874 3.00% 6/1/2047 (h)	88	78
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (h)	164,347	155,053
Fannie Mae Pool #BO2975 3.00% 9/1/2049 (h)	394	350
Fannie Mae Pool #CA5220 3.00% 2/1/2050 (h)	50	45
Fannie Mae Pool #FM2793 3.00% 3/1/2050 (h)	158	141
Fannie Mae Pool #FM3635 3.00% 3/1/2050 (h)	143	127
Fannie Mae Pool #FM3688 2.50% 7/1/2050 (h)	514	436
Fannie Mae Pool #BQ0218 3.00% 8/1/2050 (h)	252	224
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (h)	73,540	59,676
Fannie Mae Pool #FM4279 2.00% 9/1/2050 (h)	1,419	1,151
Fannie Mae Pool #BQ2143 2.50% 9/1/2050 (h)	1,495	1,270
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (h)	7	6
Fannie Mae Pool #BQ3719 3.00% 9/1/2050 (h)	2,359	2,090
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (h)	2,266	2,025
Fannie Mae Pool #BQ3135 2.50% 10/1/2050 (h)	451	382
Fannie Mae Pool #CA7248 2.50% 10/1/2050 (h)	62	52
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (h)	29	24
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (h)	34	28
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (h)	34,746	29,846
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (h)	18	15
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (h)	36,105	29,300
Fannie Mae Pool #BQ4077 2.00% 12/1/2050 (h)	10,766	8,740
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (h)	24,950	20,376
Fannie Mae Pool #BR1698 3.00% 1/1/2051 (h)	915	812
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (h)	7,176	5,921
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (h)	106	86
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (h)	49	40
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (h)	4,535	3,850
Fannie Mae Pool #FM6163 2.50% 2/1/2051 (h)	85	72
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (h)	81	69
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (h)	742	657
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (h)	35,285	29,869
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (h)	6,305	5,389
Fannie Mae Pool #BR3314 2.50% 3/1/2051 (h)	5,280	4,470
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (h)	67	57
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (h)	42	36
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (h)	6,958	5,632
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (h)	2,875	2,328
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (h)	1,050	850
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (h)	370	299
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (h)	25,321	21,619
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (h)	4,357	3,688
Fannie Mae Pool #BR9703 2.50% 4/1/2051 (h)	1,575	1,333
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (h)	1,257	1,064
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (h)	119,877	106,181
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (h)	38,151	34,069
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (h)	4,620	4,137
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (h)	367	326
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (h)	789	639
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (h)	2,447	2,072
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (h)	1,866	1,580
Fannie Mae Pool #BT0971 2.50% 5/1/2051 (h)	1,311	1,112
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (h)	437	370
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (h)	143	121
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (h)	115	98

14	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5126 2.50% 5/1/2051 (h)	USD67	$57
Fannie Mae Pool #FP0082 3.00% 5/1/2051 (h)	2,154	1,908
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (h)	9,477	7,841
Fannie Mae Pool #FM7672 2.50% 6/1/2051 (h)	654	554
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (h)	109	92
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (h)	3,463	3,092
Fannie Mae Pool #CB1920 3.00% 6/1/2051 (h)	1,869	1,655
Fannie Mae Pool #BR2026 3.00% 6/1/2051 (h)	31	28
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (h)	14,641	11,903
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (h)	10,903	8,826
Fannie Mae Pool #BT1855 2.00% 7/1/2051 (h)	1,569	1,270
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (h)	7,293	6,174
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (h)	456	386
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (h)	322	285
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (h)	203	164
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (h)	18,289	15,482
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (h)	18	15
Fannie Mae Pool #CB1408 3.00% 8/1/2051 (h)	1,727	1,536
Fannie Mae Pool #CB1409 3.00% 8/1/2051 (h)	981	869
Fannie Mae Pool #BT0186 3.00% 8/1/2051 (h)	89	79
Fannie Mae Pool #FM8662 3.00% 8/1/2051 (h)	71	63
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (h)	7,726	6,564
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (h)	6,355	5,392
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (h)	534	452
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (h)	8,816	7,570
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (h)	1,581	1,338
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (h)	907	770
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (h)	240	204
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (h)	23	19
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (h)	18	15
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (h)	6,234	5,567
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (h)	17,948	14,583
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (h)	7	6
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (h)	17,354	15,405
Fannie Mae Pool #FM9933 3.00% 11/1/2051 (h)	1,767	1,569
Fannie Mae Pool #FM9350 3.00% 11/1/2051 (h)	911	807
Fannie Mae Pool #BU5859 3.00% 11/1/2051 (h)	127	112
Fannie Mae Pool #CB2097 3.00% 11/1/2051 (h)	38	34
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (h)	2,411	1,958
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (h)	1,124	912
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (h)	1,123	910
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (h)	2,827	2,398
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (h)	2,672	2,262
Fannie Mae Pool #FM9693 2.50% 12/1/2051 (h)	1,125	953
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (h)	902	779
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (h)	895	772
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (h)	891	768
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (h)	675	573
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (h)	435	374
Fannie Mae Pool #BU6678 2.50% 12/1/2051 (h)	395	336
Fannie Mae Pool #CB2405 2.50% 12/1/2051 (h)	20	17
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (h)	16	14
Fannie Mae Pool #FM9855 2.50% 12/1/2051 (h)	9	7
Fannie Mae Pool #BU7526 3.00% 12/1/2051 (h)	852	756
Fannie Mae Pool #CB2301 3.00% 12/1/2051 (h)	638	566
Fannie Mae Pool #BT5284 3.00% 12/1/2051 (h)	389	345
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (h)	4,758	3,864
Fannie Mae Pool #FS0353 2.00% 1/1/2052 (h)	3,944	3,192
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (h)	7,260	6,146
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (h)	1,497	1,267
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (h)	1,113	942
Fannie Mae Pool #FS0381 2.50% 1/1/2052 (h)	846	716
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (h)	145	123
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (h)	115	97
Fannie Mae Pool #BU7244 2.50% 1/1/2052 (h)	111	94
Fannie Mae Pool #CB2785 2.50% 1/1/2052 (h)	98	84

American Funds Strategic Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (h)	USD94	$79
Fannie Mae Pool #CB2639 2.50% 1/1/2052 (h)	21	18
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (h)	3,752	3,323
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (h)	1,895	1,681
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (h)	357	316
Fannie Mae Pool #FS0780 3.00% 1/1/2052 (h)	225	200
Fannie Mae Pool #FS0124 3.00% 1/1/2052 (h)	40	36
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (h)	7,254	5,887
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (h)	1,180	955
Fannie Mae Pool #BV2266 2.50% 2/1/2052 (h)	1,209	1,025
Fannie Mae Pool #FS0834 2.50% 2/1/2052 (h)	854	723
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (h)	7,878	6,379
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (h)	3,657	2,961
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (h)	3,177	2,576
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (h)	2,833	2,299
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (h)	1,682	1,362
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (h)	1,628	1,318
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (h)	540	437
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (h)	5,742	4,861
Fannie Mae Pool #BT8111 2.50% 3/1/2052 (h)	300	255
Fannie Mae Pool #CB3995 2.50% 3/1/2052 (h)	297	253
Fannie Mae Pool #BT2305 2.50% 3/1/2052 (h)	291	248
Fannie Mae Pool #FS4110 2.50% 3/1/2052 (h)	9	8
Fannie Mae Pool #FS0831 3.00% 3/1/2052 (h)	19,841	17,574
Fannie Mae Pool #BV5102 3.00% 3/1/2052 (h)	934	828
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (h)	131	116
Fannie Mae Pool #FS6861 3.00% 3/1/2052 (h)	67	60
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (h)	39,512	32,061
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (h)	17,541	14,221
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (h)	3,246	2,634
Fannie Mae Pool #BV4658 2.00% 4/1/2052 (h)	390	316
Fannie Mae Pool #FS2638 2.50% 4/1/2052 (h)	5,701	4,840
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (h)	2,450	2,074
Fannie Mae Pool #BQ7478 2.50% 4/1/2052 (h)	1,726	1,467
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (h)	1,083	918
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (h)	854	725
Fannie Mae Pool #BU8802 2.50% 4/1/2052 (h)	422	359
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (h)	109	93
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (h)	63	54
Fannie Mae Pool #BU8905 2.50% 4/1/2052 (h)	24	20
Fannie Mae Pool #CB3366 3.00% 4/1/2052 (h)	4,389	3,892
Fannie Mae Pool #BV8117 3.00% 4/1/2052 (h)	1,957	1,733
Fannie Mae Pool #FS7061 3.00% 4/1/2052 (h)	1,196	1,059
Fannie Mae Pool #FS4377 3.00% 4/1/2052 (h)	865	766
Fannie Mae Pool #BV5386 3.00% 4/1/2052 (h)	551	489
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (h)	1,084	1,005
Fannie Mae Pool #BV6617 3.50% 4/1/2052 (h)	385	357
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (h)	7,394	6,008
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (h)	3,758	3,181
Fannie Mae Pool #BV9818 2.50% 5/1/2052 (h)	590	502
Fannie Mae Pool #BU6941 2.50% 5/1/2052 (h)	246	210
Fannie Mae Pool #CB3665 2.50% 5/1/2052 (h)	24	20
Fannie Mae Pool #BV8809 3.00% 5/1/2052 (h)	1,972	1,748
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (h)	1,913	1,697
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (h)	1,725	1,528
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (h)	933	827
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (h)	926	821
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (h)	674	625
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (h)	5,109	4,141
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (h)	711	576
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (h)	2,853	2,418
Fannie Mae Pool #BW3559 2.50% 6/1/2052 (h)	946	807
Fannie Mae Pool #BV9990 2.50% 6/1/2052 (h)	485	412
Fannie Mae Pool #FS5293 2.50% 6/1/2052 (h)	391	333
Fannie Mae Pool #BV7794 2.50% 6/1/2052 (h)	120	101
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (h)	84	71

16	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6634 3.00% 6/1/2052 (h)	USD17,558	$15,552
Fannie Mae Pool #BV5622 3.00% 6/1/2052 (h)	1,484	1,316
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (h)	737	653
Fannie Mae Pool #BW3072 3.00% 6/1/2052 (h)	189	168
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (h)	10,544	8,546
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (h)	26,022	22,027
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (h)	7,978	6,766
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (h)	7,106	6,044
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (h)	181	154
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (h)	1,984	1,758
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (h)	1,309	1,159
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (h)	5,192	4,959
Fannie Mae Pool #CB4384 4.50% 8/1/2052 (h)	93,334	92,210
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (h)	368	298
Fannie Mae Pool #BX3196 3.00% 9/1/2052 (h)	163	145
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (h)	72	64
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (h)	437	405
Fannie Mae Pool #CB4548 4.00% 9/1/2052 (h)	4,064	3,880
Fannie Mae Pool #BW7702 4.50% 9/1/2052 (h)	—	— (g)
Fannie Mae Pool #BX0959 3.00% 10/1/2052 (h)	121	107
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (h)	141,665	142,180
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (h)	122,036	122,303
Fannie Mae Pool #BW1392 3.00% 12/1/2052 (h)	619	548
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (h)	1,970	1,745
Fannie Mae Pool #BW5065 5.00% 1/1/2053 (h)	2,739	2,742
Fannie Mae Pool #BX5114 5.00% 2/1/2053 (h)	27,004	26,968
Fannie Mae Pool #BW1849 5.00% 2/1/2053 (h)	807	809
Fannie Mae Pool #BX6074 5.00% 3/1/2053 (h)	34,902	34,970
Fannie Mae Pool #FS4142 5.00% 3/1/2053 (h)	30,752	30,813
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (h)	10,171	10,542
Fannie Mae Pool #BY0255 2.50% 4/1/2053 (h)	223	189
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (h)	489	453
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (h)	4,192	4,212
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (h)	8,159	8,281
Fannie Mae Pool #BW9777 3.00% 6/1/2053 (h)	1,928	1,708
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (h)	63	56
Fannie Mae Pool #FS6793 4.00% 6/1/2053 (h)	992	946
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (h)	59	60
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (h)	37	38
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (h)	27	28
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (h)	17,386	14,095
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (h)	178	170
Fannie Mae Pool #CB7075 4.00% 9/1/2053 (h)	27,089	25,845
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	9,769	9,965
Fannie Mae Pool #MA5227 3.00% 11/1/2053 (h)	590	522
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (h)	38,342	38,992
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (h)	29,345	30,638
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (h)	35,020	36,852
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (h)	798	839
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (h)	11,920	12,409
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	3,636	3,812
Fannie Mae Pool #BY7514 6.00% 3/1/2054 (h)	99	102
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (h)	2,965	3,114
Fannie Mae Pool #DB3463 5.50% 5/1/2054 (h)	39,126	39,723
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (h)	13,382	13,585
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (h)	2,246	2,315
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (h)	4,543	4,739
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	25,871	26,435
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (h)	6,790	7,052
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	4,094	4,232
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	2,777	2,891
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	420	431
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (h)	6,915	7,238
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (h)	1,811	1,891
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (h)	1,077	1,131
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	2,598	2,641

American Funds Strategic Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	USD5,727	$5,903
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	5,348	5,512
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (h)	668	692
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (h)	608	633
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (h)	4,621	4,839
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	40,180	40,785
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (h)	20,559	20,868
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (h)	14,543	14,770
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (h)	8,205	8,364
Fannie Mae Pool #CB9159 6.00% 9/1/2054 (h)	60,039	62,063
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (h)	8,550	8,834
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (h)	1,053	1,082
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	3,838	3,895
Fannie Mae Pool #DC3722 5.50% 11/1/2054 (h)	70	71
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	11,764	12,094
Fannie Mae Pool #DC6827 6.00% 12/1/2054 (h)	737	757
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (h)	196	201
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (h)	3,893	3,696
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (h)	658	676
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (h)	229	236
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	50,000	51,366
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (h)	12,774	12,963
Fannie Mae Pool #DD0223 5.50% 3/1/2055 (h)	749	760
Fannie Mae Pool #DD4333 6.00% 3/1/2055 (h)	993	1,020
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (h)	15,522	16,330
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (h)	612	632
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (h)	196	202
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (h)	166	170
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (h)	149	153
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (h)	400	406
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	7,664	7,875
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (h)	456	469
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (h)	12,000	12,625
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (h)	819	843
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (h)	498	511
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (h)	3,826	3,882
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (h)	56,727	59,039
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (h)	30	31
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (h)	1,376	1,448
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (h)	1,000	927
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (h)	9,757	9,898
Fannie Mae Pool #MA5876 4.00% 11/1/2055 (h)	2,000	1,898
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (h)	408	387
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (h)	8,930	7,367
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (h)	4,300	3,720
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (h)	6,314	5,747
FARM Mortgage Trust, Series 2024-1, Class B, 5.084% 10/1/2053 (a)(h)(i)	2,017	1,816
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (a)(h)(i)	1,821	1,654
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(h)(i)	4,764	4,836
Freddie Mac Pool #QA2955 3.00% 9/1/2049 (h)	34	30
Freddie Mac Pool #QA9345 3.00% 5/1/2050 (h)	4,679	4,152
Freddie Mac Pool #QB0758 3.00% 6/1/2050 (h)	124	110
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (h)	2,208	1,973
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (h)	78	66
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (h)	18	15
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (h)	597	506
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (h)	7,827	6,451
Freddie Mac Pool #QC0085 2.00% 2/1/2051 (h)	287	232
Freddie Mac Pool #QB8797 2.50% 2/1/2051 (h)	1,538	1,302
Freddie Mac Pool #QC0462 2.00% 4/1/2051 (h)	15,949	12,910
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (h)	1,858	1,577
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (h)	1,507	1,279
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (h)	1,428	1,209
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (h)	757	641
Freddie Mac Pool #QC0478 2.50% 4/1/2051 (h)	469	397
Freddie Mac Pool #RA5355 2.50% 5/1/2051 (h)	2,000	1,706

18	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (h)	USD2,516	$2,135
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (h)	10,780	9,272
Freddie Mac Pool #QC4764 3.00% 7/1/2051 (h)	869	771
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (h)	582	516
Freddie Mac Pool #QC3826 3.00% 7/1/2051 (h)	22	20
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (h)	1,881	1,531
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (h)	8,492	7,206
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (h)	6,253	5,293
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (h)	1,333	1,128
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (h)	878	778
Freddie Mac Pool #QC6459 3.00% 8/1/2051 (h)	257	228
Freddie Mac Pool #SD8166 2.00% 9/1/2051 (h)	1,327	1,079
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (h)	810	702
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (h)	82	69
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (h)	62	52
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (h)	15	12
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (h)	10,261	9,089
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (h)	34	30
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (h)	3,738	3,164
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (h)	2,560	2,172
Freddie Mac Pool #RA6107 2.50% 10/1/2051 (h)	2,000	1,693
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (h)	1,621	1,372
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (h)	977	827
Freddie Mac Pool #QC9123 2.50% 10/1/2051 (h)	37	31
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (h)	12,927	11,540
Freddie Mac Pool #QC8179 3.00% 10/1/2051 (h)	38	34
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (h)	5,903	4,782
Freddie Mac Pool #RA6411 2.50% 11/1/2051 (h)	12,872	10,896
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (h)	442	374
Freddie Mac Pool #QD0293 2.50% 11/1/2051 (h)	154	130
Freddie Mac Pool #QD1684 3.00% 11/1/2051 (h)	198	176
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (h)	2,423	1,965
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (h)	3,612	3,058
Freddie Mac Pool #RA6492 2.50% 12/1/2051 (h)	616	521
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (h)	189	161
Freddie Mac Pool #QD2481 3.00% 12/1/2051 (h)	538	476
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (h)	478	424
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (h)	605	490
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (h)	33	27
Freddie Mac Pool #QD5465 2.50% 1/1/2052 (h)	76	65
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (h)	72	61
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (h)	52	44
Freddie Mac Pool #QD5490 3.00% 1/1/2052 (h)	689	610
Freddie Mac Pool #QD5042 3.00% 1/1/2052 (h)	226	200
Freddie Mac Pool #QD4944 3.00% 1/1/2052 (h)	34	30
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (h)	1,408	1,140
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (h)	1,206	976
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (h)	1,015	824
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (h)	796	645
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (h)	245	199
Freddie Mac Pool #QD7219 2.50% 2/1/2052 (h)	232	197
Freddie Mac Pool #RA6806 3.00% 2/1/2052 (h)	10,459	9,264
Freddie Mac Pool #RA6856 3.00% 2/1/2052 (h)	1,896	1,682
Freddie Mac Pool #QD5990 3.00% 2/1/2052 (h)	959	851
Freddie Mac Pool #QD6279 3.00% 2/1/2052 (h)	802	712
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (h)	16,234	13,175
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (h)	5,778	4,682
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (h)	5,307	4,302
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (h)	4,083	3,309
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (h)	1,475	1,194
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (h)	1,174	953
Freddie Mac Pool #QD9176 2.50% 3/1/2052 (h)	679	574
Freddie Mac Pool #RA8942 2.50% 3/1/2052 (h)	439	373
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (h)	141	120
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (h)	77	66
Freddie Mac Pool #QD7993 2.50% 3/1/2052 (h)	22	19

American Funds Strategic Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (h)	USD383	$355
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (h)	4,074	3,306
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (h)	1,635	1,324
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (h)	1,254	1,062
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (h)	434	374
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (h)	124	105
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (h)	85	72
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (h)	50	42
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (h)	9,927	8,048
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (h)	220	187
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (h)	16,652	14,791
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (h)	6,859	5,559
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (h)	4,325	3,516
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (h)	646	547
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (h)	433	368
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (h)	3,262	2,893
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (h)	2,612	2,313
Freddie Mac Pool #SD4120 3.00% 6/1/2052 (h)	267	237
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (h)	44,975	38,071
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (h)	15,405	13,660
Freddie Mac Pool #SD3019 3.00% 7/1/2052 (h)	5,058	4,482
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (h)	8,573	8,186
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (h)	736	596
Freddie Mac Pool #QE8522 2.50% 8/1/2052 (h)	189	161
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (h)	942	835
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (h)	3,199	3,147
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (h)	16,985	15,061
Freddie Mac Pool #QF0154 3.00% 9/1/2052 (h)	282	250
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (h)	3,278	3,225
Freddie Mac Pool #QF0980 3.00% 10/1/2052 (h)	50	44
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (h)	1,382	1,356
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (h)	14,542	14,571
Freddie Mac Pool #SD8263 3.00% 11/1/2052 (h)	1,925	1,706
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (h)	4,333	3,839
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (h)	32,022	32,085
Freddie Mac Pool #SD8284 3.00% 1/1/2053 (h)	1,943	1,721
Freddie Mac Pool #QF6262 3.00% 1/1/2053 (h)	693	614
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (h)	46,211	46,301
Freddie Mac Pool #QF5426 5.00% 1/1/2053 (h)	4,206	4,214
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (h)	250	212
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (h)	992	879
Freddie Mac Pool #QF7590 5.00% 2/1/2053 (h)	7,466	7,480
Freddie Mac Pool #QF8385 5.00% 2/1/2053 (h)	1,129	1,132
Freddie Mac Pool #QF9074 5.00% 2/1/2053 (h)	469	471
Freddie Mac Pool #QF9466 3.00% 3/1/2053 (h)	253	224
Freddie Mac Pool #SD2515 5.00% 3/1/2053 (h)	40,647	40,728
Freddie Mac Pool #QF8705 5.00% 3/1/2053 (h)	10,202	10,218
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (h)	6,395	6,426
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (h)	86	86
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (h)	371	385
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (h)	336	346
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (h)	218	226
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (h)	186	194
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (h)	305	258
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (h)	2,296	2,365
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (h)	369	313
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (h)	9,088	9,245
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (h)	8,665	7,683
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	1,284	1,339
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (h)	5,723	4,634
Freddie Mac Pool #QH9285 2.50% 1/1/2054 (h)	114	97
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (h)	855	889
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (h)	4,149	4,358
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (h)	1,199	1,248
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (h)	4,393	4,614
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	8,493	8,862

20	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (h)	USD7,773	$8,010
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	6,319	6,535
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (h)	1,644	1,695
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (h)	324	332
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (h)	5,180	5,437
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (h)	4,252	4,346
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (h)	29,829	30,744
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (h)	6,121	6,298
Freddie Mac Pool #QJ0883 6.00% 8/1/2054 (h)	189	194
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (h)	15,740	16,476
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (h)	8,682	9,088
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (h)	5,575	5,826
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (h)	3,273	3,433
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (h)	2,908	3,034
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (h)	2,133	2,234
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (h)	42,413	43,065
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	40,283	40,877
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (h)	17,911	18,211
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (h)	7,548	7,727
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (h)	6,838	6,962
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (h)	44,640	46,454
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	24,935	25,709
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	12,415	12,924
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	12,081	12,572
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	7,427	7,655
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (h)	4,127	4,312
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (h)	3,649	3,802
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (h)	3,193	3,334
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (h)	2,398	2,502
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (h)	2,027	2,127
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (h)	1,347	1,405
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (h)	1,061	1,107
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	51,718	52,491
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (h)	13,963	14,346
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	75,230	76,340
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (h)	721	742
Freddie Mac Pool #RJ2838 6.00% 11/1/2054 (h)	492	505
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (h)	261	269
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	116	118
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (h)	411	423
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)	1,726	1,773
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (h)	3,484	3,665
Freddie Mac Pool #RJ4292 5.50% 2/1/2055 (h)	5,950	6,038
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)	2,005	2,034
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (h)	441	453
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (h)	286	296
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (h)	205	208
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (h)	4,493	4,618
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (h)	138	142
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	60,672	62,340
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (h)	282	289
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (h)	93	96
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (h)	25	26
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	84,901	87,243
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (h)	1,642	1,687
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (h)	318	326
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (h)	200	206
Freddie Mac Pool #SD8536 7.00% 5/1/2055 (h)	2,000	2,104
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	5,456	5,445
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (h)	22,743	23,374
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (h)	220	209
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (h)	9,012	9,143
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (h)	1,147	1,178
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (h)	279	287
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (h)	24,762	22,353
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (h)	6,237	5,386

American Funds Strategic Bond Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (h)	USD6,592	$5,693
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (h)	33,435	31,824
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (h)	17,143	16,317
Government National Mortgage Assn. Pool #MA9014 4.00% 7/20/2053 (h)	37,270	35,525
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (h)	1,445	1,374
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (h)(j)	64,386	52,062
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (h)(j)	12,363	10,937
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (h)(j)	910	841
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (h)(j)	2,455	2,329
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (h)(j)	16,000	16,430
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (h)(j)	73,729	67,937
		3,598,527

Commercial mortgage-backed securities 4.94%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (h)(i)	3,591	3,490
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.291% 11/15/2055 (h)(i)	2,000	1,999
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2040 (a)(h)(i)	21,300	21,414
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.843% 6/15/2040 (a)(h)(i)	2,856	2,869
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.597% 5/15/2053 (h)(i)	1,500	1,423
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054 (a)(h)	375	326
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.59% 11/10/2029 (a)(h)(i)	1,949	1,978
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(h)(i)	5,903	6,041
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.875% 7/15/2049 (h)(i)	2,500	2,426
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.503% 12/15/2052 (h)(i)	2,994	2,677
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.151% 8/15/2055 (h)(i)	1,750	1,680
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2055 (h)(i)	1,111	1,127
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (h)(i)	1,873	1,938
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.312% 2/15/2056 (h)(i)	1,297	1,313
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.457% 4/15/2056 (h)(i)	1,741	1,798
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2056 (h)(i)	915	945
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (h)(i)	1,480	1,511
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (h)(i)	1,193	1,263
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056 (h)(i)	4	5
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (h)(i)	1,866	1,954
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (h)	35,763	37,619
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (h)(i)	1,578	1,642
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (h)(i)	1,327	1,382
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (h)(i)	3,993	4,105
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (h)(i)	4,192	4,388
Bank Commercial Mortgage Trust, Series 2017-BNK5, Class C, 4.207% 6/15/2060 (h)(i)	1,900	1,817
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.972% 9/15/2060 (h)(i)	1,964	1,768
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.210% 5/15/2062 (h)(i)	2,500	2,128
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062 (h)(i)	1,905	1,660
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.349% 1/15/2063 (h)(i)	3,340	2,936
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063 (h)(i)	4,215	3,563
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.390% 3/15/2064 (h)(i)	750	683
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064 (h)(i)	727	644
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 6/15/2064 (h)	5,000	4,333
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064 (h)(i)	5,750	4,929
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (h)(i)	861	886
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (h)(i)	1,848	1,901
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.669% 3/15/2037 (a)(h)(i)	2,667	2,529
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050 (h)	3,564	3,383
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (h)(i)	4,842	4,150
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055 (h)(i)	2,054	1,981
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.168% 12/15/2055 (h)(i)	5,194	5,246
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.131% 11/15/2056 (h)(i)	457	466
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (h)	207	202
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (h)(i)	3,071	3,078
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class B, 6.70% 7/15/2057 (h)(i)	1,828	1,919
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (h)(i)	1,590	1,637
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (h)(i)	707	737
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (h)(i)	590	624
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class C, 6.807% 5/15/2058 (h)(i)	1,500	1,574

22	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (h)	USD3,057	$3,147
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (h)	3,057	3,147
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062 (h)	2,394	2,428
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.059% 1/15/2051 (h)(i)	1,328	1,244
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.292% 2/15/2051 (h)(i)	2,325	2,106
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051 (h)(i)	1,500	1,413
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052 (h)(i)	2,500	2,212
Benchmark Mortgage Trust, Series 2020-B20, Class B, 2.527% 10/15/2053 (h)	1,075	871
Benchmark Mortgage Trust, Series 2020-B21, Class C, 3.328% 12/17/2053 (h)(i)	1,000	814
Benchmark Mortgage Trust, Series 2021-B23, Class B, 2.095% 2/15/2054 (h)	1,995	1,532
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054 (h)(i)	1,500	1,104
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054 (h)(i)	3,895	3,023
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054 (h)	500	393
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (h)(i)	3,368	3,149
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (h)(i)	2,407	1,969
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055 (h)(i)	2,500	2,443
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (h)(i)	1,498	1,552
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (h)(i)	1,786	1,909
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.972% 1/10/2057 (h)(i)	184	189
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (h)(i)	1,422	1,507
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057 (h)(i)	4,087	3,632
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (h)(i)	867	904
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (h)(i)	1,216	1,268
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (h)	1,578	1,606
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (h)	1,236	1,293
Benchmark Mortgage Trust, Series 2025-V16, Class B, 6.13% 8/15/2058 (h)(i)	1,580	1,641
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (h)	839	840
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (a)(h)(i)	3,293	3,296
BFLD Trust, Series 2025-5MW, Class D, 6.371% 10/10/2042 (a)(h)(i)	1,153	1,177
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.34% 3/15/2041 (a)(h)(i)	1,733	1,736
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (h)(i)	948	961
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (h)(i)	41,374	43,339
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (h)(i)	2,804	2,926
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (h)(i)	1,075	1,110
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(h)	167	150
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.747% 2/15/2057 (h)(i)	1,620	1,694
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (h)(i)	1,372	1,411
BMO Mortgage Trust, Series 2024-5C5, Class C, 6.88% 2/15/2057 (h)(i)	1,175	1,215
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.018% 5/15/2057 (h)(i)	854	885
BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057 (h)(i)	1,422	1,504
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057 (h)(i)	575	578
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (h)(i)	578	593
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (h)(i)	1,000	1,034
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.139% 6/15/2041 (a)(h)(i)	3,611	3,624
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (a)(h)(i)	20,141	20,201
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.75% 12/15/2042 (a)(h)(i)	3,137	3,147
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 6.00% 12/15/2042 (a)(h)(i)	2,127	2,135
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.35% 12/15/2042 (a)(h)(i)	1,141	1,145
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 6.891% 6/15/2027 (a)(h)(i)	3,000	3,012
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (a)(h)(i)	17,031	17,051
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 5.691% 5/15/2034 (a)(h)(i)	533	534
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.24% 5/15/2034 (a)(h)(i)	984	988
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 5.452% 9/15/2034 (a)(h)(i)	966	963
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.589% 4/15/2037 (a)(h)(i)	3,032	3,042
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.115% 11/15/2038 (a)(h)(i)	5,449	5,445
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.715% 11/15/2038 (a)(h)(i)	3,499	3,496
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 6.062% 11/15/2038 (a)(h)(i)	425	425
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 5.84% 1/17/2039 (a)(h)(i)	6,500	6,498
BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 6.64% 6/15/2041 (a)(h)(i)	3,998	3,997
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (a)(h)(i)	51,595	51,760
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.541% 10/15/2041 (a)(h)(i)	1,393	1,399

American Funds Strategic Bond Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.292% 11/15/2041 (a)(h)(i)	USD21,194	$21,242
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.642% 11/15/2041 (a)(h)(i)	16,920	16,979
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 11/15/2041 (a)(h)(i)	342	343
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 6.69% 11/15/2041 (a)(h)(i)	5,394	5,423
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.29% 11/15/2041 (a)(h)(i)	2,044	2,049
BX Trust, Series 2025-BIO3, Class D, 6.961% 2/10/2042 (a)(h)(i)	8,638	8,785
BX Trust, Series 2025-BIO3, Class C, 6.961% 2/10/2042 (a)(h)(i)	1,385	1,421
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.342% 3/15/2042 (a)(h)(i)	3,813	3,812
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 5.60% 7/15/2042 (a)(h)(i)	3,110	3,123
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(h)(i)	2,310	2,334
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.45% 7/15/2044 (a)(h)(i)	2,000	2,006
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.75% 7/15/2044 (a)(h)(i)	1,922	1,929
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.10% 7/15/2044 (a)(h)(i)	1,776	1,783
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(h)(i)	13,139	13,171
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.10% 12/15/2044 (a)(h)(i)	16,521	16,608
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (a)(h)(i)	4,433	4,446
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.938% 3/15/2035 (a)(h)(i)	9,623	9,660
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.79% 8/15/2041 (a)(h)(i)	1,923	1,926
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028 (a)(h)(i)	2,522	2,560
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(h)(i)	13,524	13,945
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040 (a)(h)(i)	5,926	5,945
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(h)(i)	980	996
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047 (h)(i)	1,376	1,336
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 3.976% 4/10/2048 (h)(i)	2,500	2,284
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051 (h)(i)	3,300	3,096
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (h)(i)	675	598
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054 (h)(i)	3,659	3,391
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.684% 11/10/2046 (a)(h)(i)	415	333
Commercial Mortgage Trust, Series 2020-CX, Class E, 2.684% 11/10/2046 (a)(h)(i)	195	148
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.408% 12/10/2047 (h)(i)	87	87
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057 (h)(i)	4,000	3,320
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.399% 11/15/2048 (h)(i)	306	305
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(h)(i)	3,320	3,097
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(h)	24,515	25,264
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (a)(h)(i)	30,927	31,839
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(h)(i)	13,123	13,400
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(h)(i)	621	623
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(h)(i)	558	560
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(h)(i)	3,593	3,603
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.35% 10/15/2042 (a)(h)(i)	1,749	1,764
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.348% 2/10/2056 (h)(i)	2,477	2,548
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.348% 2/10/2056 (h)(i)	1,361	1,377
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (a)(h)(i)	2,233	2,241
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.00% 12/15/2039 (a)(h)(i)	2,927	2,953
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039 (a)(h)(i)	2,340	2,395
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.292% 3/15/2039 (a)(h)(i)	896	898
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.64% 3/15/2039 (a)(h)(i)	1,809	1,821
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(h)(i)	1,885	1,900
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(h)(i)	2,897	2,969
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049 (h)(i)	116	116
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.689% 5/10/2049 (h)(i)	1,503	1,474
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (h)(i)	1,526	1,478
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.399% 7/10/2051 (h)(i)	5,000	4,429
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (h)	3,064	2,579
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053 (h)	100	91
GS Mortgage Securities Trust, Series 2020-GC45, Class C, 3.492% 2/13/2053 (h)(i)	670	593
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053 (h)	2,000	1,608
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.792% 3/15/2042 (a)(h)(i)	1,407	1,413
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 3/15/2042 (a)(h)(i)	2,716	2,732

24	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.04% 3/15/2042 (a)(h)(i)	USD6,366	$6,252
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(h)	1,000	992
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(h)	300	298
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(h)(i)	50,042	51,943
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039 (a)(h)(i)	945	960
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039 (a)(h)(i)	2,795	2,861
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.678% 1/13/2040 (a)(h)(i)	5,499	5,715
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.00% 3/15/2042 (a)(h)(i)	3,000	3,010
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.60% 3/15/2042 (a)(h)(i)	5,000	5,025
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041 (a)(h)	2,038	1,931
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (a)(h)	1,161	1,120
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(h)	3,420	3,096
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(h)	2,925	2,649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (a)(h)(i)	1,598	1,349
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (a)(h)(i)	10,359	10,392
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.04% 12/15/2039 (a)(h)(i)	2,913	2,911
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.288% 12/15/2039 (a)(h)(i)	4,855	4,878
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.687% 3/10/2050 (a)(h)(i)	1,000	936
LV Trust, Series 2024-SHOW, Class C, 6.074% 10/10/2041 (a)(h)(i)	1,156	1,167
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(h)(i)	981	940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030 (h)(i)	500	521
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class C, 6.638% 3/15/2030 (h)(i)	490	509
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (h)	967	939
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class AS, 3.859% 11/15/2052 (h)	500	485
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (h)(i)	211	210
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2056 (h)(i)	1,231	1,311
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056 (h)(i)	392	415
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 7.739% 3/25/2050 (a)(h)(i)	1,737	1,776
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (a)(h)(i)	19,187	19,794
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.374% 11/25/2053 (a)(h)(i)	46,028	52,482
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (a)(h)(i)	263	266
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 7.724% 7/25/2054 (a)(h)(i)	971	1,001
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (a)(h)(i)	6,807	6,845
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.974% 5/25/2055 (a)(h)(i)	1,614	1,621
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 7.874% 11/25/2051 (a)(h)(i)	4,000	4,155
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(h)(i)	14,245	14,997
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(h)(i)	2,317	2,324
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (a)(h)(i)	2,354	2,361
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.213% 11/5/2038 (a)(h)(i)	7,711	7,768
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.642% 2/15/2042 (a)(h)(i)	631	630
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.4413%) 6.191% 2/15/2042 (a)(h)(i)	1,094	1,093
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(h)	2,045	1,956
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032 (a)(h)	1,000	947
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(h)	121	125
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.25% 9/15/2042 (a)(h)(i)	3,428	3,439
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (a)(h)(i)	35,395	35,390
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.015% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(b)(h)	6,645	6,636
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.365% 5/15/2038 (a)(h)(i)	2,631	2,621

American Funds Strategic Bond Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 5.665% 5/15/2038 (a)(h)(i)	USD1,910	$1,901
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.35% 10/15/2041 (a)(h)(i)	1,521	1,534
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(h)	21,061	18,852
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.194% 11/15/2038 (a)(h)(i)	3,483	3,483
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.70% 1/15/2039 (a)(h)(i)	8,908	8,885
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 6.45% 1/15/2039 (a)(h)(i)	2,000	1,992
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.391% 2/15/2042 (a)(h)(i)	1,957	1,942
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.09% 2/15/2042 (a)(h)(i)	4,831	4,812
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.355% 8/15/2050 (h)(i)	1,582	1,488
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (a)(h)(i)	2,279	2,303
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (h)(i)	500	493
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.294% 10/15/2050 (h)(i)	4,975	4,619
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (h)	1,451	1,404
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052 (h)(i)	365	353
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866% 3/15/2052 (h)(i)	3,000	2,923
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052 (h)	2,500	2,238
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (h)(i)	2,000	2,094
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (h)(i)	334	348
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class C, 6.284% 5/15/2058 (h)(i)	771	791
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (h)(i)	344	362
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (h)(i)	400	415
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.874% 9/15/2058 (h)(i)	1,735	1,655
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.842% 1/15/2059 (h)(i)	2,745	2,663
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057 (h)(i)	2,000	1,830
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (a)(h)(i)	2,881	2,904
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(h)(i)	371	377
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (a)(h)(i)	1,071	1,079
		1,027,825

Collateralized mortgage-backed obligations (privately originated) 2.37%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(b)(h)	12,368	12,432
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(b)(h)	5,442	5,326
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(h)(i)	3,173	2,986
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(h)	1,057	977
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(h)	903	905
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(h)(i)	2,597	2,579
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(h)(i)	3,664	3,655
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(h)(i)	518	501
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(h)(i)	340	333
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(h)(i)	291	286
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(h)(i)	8,507	8,351
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027) (a)(b)(h)	3,204	3,140
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.884% 6/15/2050 (h)(i)	700	677
CIM Trust, Series 2020-R3, Class A1B, 4.00% 1/26/2060 (a)(h)(i)	2,998	2,745
COLT Funding, LLC, Series 2023-1, Class B1, 7.989% 4/25/2068 (a)(h)(i)	3,288	3,308
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 9.989% 9/25/2028 (h)(i)	97	98
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.389% 10/25/2039 (a)(h)(i)	11,038	11,205
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, (30-day Average USD-SOFR + 0.114%) 6.989% 1/25/2040 (a)(h)(i)	5,981	6,085
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.239% 1/25/2040 (a)(h)(i)	12,759	13,001
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (a)(h)(i)	5,451	5,562
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.574% 1/25/2044 (a)(h)(i)	388	398

26	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, (30-day Average USD-SOFR + 4.00%) 7.874% 1/25/2044 (a)(h)(i)	USD500	$529
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (a)(h)(i)	3,321	3,320
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.374% 2/25/2044 (a)(h)(i)	7,110	7,253
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, (30-day Average USD-SOFR + 3.70%) 7.574% 2/25/2044 (a)(h)(i)	1,260	1,326
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(h)	36,231	35,124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 8.639% 10/25/2028 (h)(i)	898	908
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.174% 2/25/2042 (a)(h)(i)	826	826
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.774% 4/25/2042 (a)(h)(i)	3,000	3,076
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.224% 5/25/2042 (a)(h)(i)	2,050	2,116
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.824% 6/25/2042 (a)(h)(i)	536	546
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.374% 6/25/2042 (a)(h)(i)	2,400	2,526
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (a)(h)(i)	244	245
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (a)(h)(i)	3,344	3,490
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (a)(h)(i)	8,701	8,736
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (a)(h)(i)	2,122	2,127
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 9/25/2045 (a)(h)(i)	588	588
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 11.739% 9/25/2048 (a)(h)(i)	4,500	5,157
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.089% 1/25/2050 (a)(h)(i)	4,970	5,530
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.239% 1/25/2050 (a)(h)(i)	7,000	7,780
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.789% 2/25/2050 (a)(h)(i)	5,000	5,521
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.589% 3/25/2050 (a)(h)(i)	3,610	4,383
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 9.089% 6/25/2050 (a)(h)(i)	1,377	1,465
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.339% 6/25/2050 (a)(h)(i)	8,240	10,563
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 13.989% 7/25/2050 (a)(h)(i)	3,222	4,262
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.989% 8/25/2050 (a)(h)(i)	10,954	14,621
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.389% 9/25/2050 (a)(h)(i)	6,262	8,121
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.002% 10/25/2050 (a)(h)(i)	61	61
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.702% 10/25/2050 (a)(h)(i)	15,360	21,302
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.274% 11/25/2050 (a)(h)(i)	5,060	6,195
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.524% 12/25/2050 (a)(h)(i)	2,500	2,887
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (a)(b)(h)	2,784	2,811
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(b)(h)	1,563	1,530
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(h)(i)	50,369	51,768
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (a)(h)(i)	3,429	3,489
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(h)	1,805	1,808
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058 (a)(h)(i)	1,497	1,396
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.667% 11/25/2058 (a)(h)(i)	1,000	914

American Funds Strategic Bond Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(h)(i)	USD5,894	$6,010
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(h)	37,768	38,211
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(h)	6,808	6,870
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(h)	12,652	12,765
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(h)(i)	4,092	4,102
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(h)(i)	4,448	4,540
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(h)(i)	3,112	2,794
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(h)	1,698	1,615
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(h)(i)	449	423
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(h)	12,047	11,505
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(h)	711	675
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(h)	1,246	1,189
Progress Residential Trust, Series 2025-SFR6, Class B, 2.378% 12/17/2042 (4.00% on 1/17/2026) (a)(b)(h)	1,534	1,476
Progress Residential Trust, Series 2025-SFR6, Class E, 2.378% 12/17/2042 (4.00% on 1/17/2026) (a)(b)(h)	1,534	1,432
Progress Residential Trust, Series 2025-SFR6, Class F1, 2.378% 12/17/2042 (4.00% on 1/17/2026) (a)(b)(h)	1,534	1,374
Progress Residential Trust, Series 2025-SFR6, Class D, 2.378% 12/17/2042 (4.00% on 1/17/2026) (a)(b)(h)	1,326	1,251
Progress Residential Trust, Series 2025-SFR6, Class A, 2.378% 12/17/2042 (4.00% on 1/17/2026) (a)(b)(h)	1,141	1,114
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(h)	4,388	4,253
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.061% 10/25/2055 (a)(h)(i)	2,449	2,459
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.20% 10/17/2041 (a)(h)(i)	2,000	2,008
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 6.70% 10/17/2041 (a)(h)(i)	2,286	2,303
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.211% 3/25/2054 (a)(h)(i)	1,399	1,392
Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.079% 4/25/2056 (a)(h)(i)	3,500	3,333
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.151% 4/25/2057 (a)(h)(i)	2,000	1,877
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.632% 6/25/2057 (a)(h)(i)	1,000	880
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(d)	20,212	20,212
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (a)(h)	1,499	1,521
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(b)(h)	4,353	4,355
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(h)(i)	2,000	2,040
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(b)(h)	22,845	23,057
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(b)(h)	2,326	2,356
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(h)(i)	667	668
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(b)(h)	2,568	2,597
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(h)	2,286	2,306
		493,813
Total mortgage-backed obligations		5,120,165
U.S. Treasury bonds & notes 13.87%
U.S. Treasury 11.53%
U.S. Treasury 4.25% 1/31/2026	941	941
U.S. Treasury 1.875% 6/30/2026	283	281
U.S. Treasury 0.875% 9/30/2026	1,047	1,026
U.S. Treasury 1.625% 9/30/2026	193	190
U.S. Treasury 1.75% 12/31/2026	12,462	12,249
U.S. Treasury 4.25% 12/31/2026	5,793	5,833
U.S. Treasury 4.00% 1/15/2027	10,012	10,061
U.S. Treasury 4.125% 10/31/2027	954	965
U.S. Treasury 3.375% 11/30/2027	12	12
U.S. Treasury 3.375% 12/31/2027	23,810	23,764
U.S. Treasury 3.625% 3/31/2028	3,156	3,165
U.S. Treasury 4.875% 10/31/2028	2,631	2,724
U.S. Treasury 3.125% 11/15/2028	205	202
U.S. Treasury 4.375% 11/30/2028	2,439	2,495
U.S. Treasury 3.50% 12/15/2028	48,744	48,689
U.S. Treasury 3.75% 12/31/2028	11,803	11,872
U.S. Treasury 4.00% 1/31/2029	9,986	10,114
U.S. Treasury 4.125% 3/31/2029	2,797	2,844
U.S. Treasury 4.625% 4/30/2029	9,774	10,092
U.S. Treasury 4.00% 7/31/2029	205	208
U.S. Treasury 3.50% 9/30/2029	4,560	4,540
U.S. Treasury 4.125% 10/31/2029	142	144

28	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 11/30/2029	USD190	$193
U.S. Treasury 4.375% 12/31/2029	46	47
U.S. Treasury 3.625% 12/31/2030	116,758	116,225
U.S. Treasury 1.375% 11/15/2031	4,248	3,702
U.S. Treasury 2.875% 5/15/2032	367	346
U.S. Treasury 2.75% 8/15/2032	3,174	2,960
U.S. Treasury 4.125% 11/15/2032	17,130	17,335
U.S. Treasury 3.875% 12/31/2032	1,072	1,068
U.S. Treasury 4.00% 2/15/2034	29,260	29,191
U.S. Treasury 4.375% 5/15/2034	2,621	2,681
U.S. Treasury 3.875% 8/15/2034	2,573	2,535
U.S. Treasury 4.25% 11/15/2034	35,601	36,002
U.S. Treasury 4.25% 8/15/2035	113,000	113,900
U.S. Treasury 4.00% 11/15/2035	282,215	278,379
U.S. Treasury 4.375% 11/15/2039	40,700	40,207
U.S. Treasury 1.125% 8/15/2040	45,000	28,325
U.S. Treasury 1.875% 2/15/2041	176,283	123,364
U.S. Treasury 2.25% 5/15/2041 (k)	98,018	72,235
U.S. Treasury 2.75% 11/15/2042	25,041	19,275
U.S. Treasury 3.875% 2/15/2043	1,690	1,523
U.S. Treasury 4.375% 8/15/2043	1,867	1,786
U.S. Treasury 4.75% 11/15/2043	20,623	20,655
U.S. Treasury 4.50% 2/15/2044	1,315	1,274
U.S. Treasury 4.125% 8/15/2044	94	86
U.S. Treasury 4.75% 2/15/2045 (k)	245,000	244,086
U.S. Treasury 4.625% 11/15/2045	8,901	8,709
U.S. Treasury 1.375% 8/15/2050	29,660	14,623
U.S. Treasury 1.625% 11/15/2050	66,000	34,744
U.S. Treasury 2.375% 5/15/2051	77,828	49,170
U.S. Treasury 3.625% 2/15/2053	15,719	12,753
U.S. Treasury 4.75% 11/15/2053	13,637	13,411
U.S. Treasury 4.25% 2/15/2054 (k)	217,958	197,507
U.S. Treasury 4.625% 5/15/2054	15,499	14,957
U.S. Treasury 4.25% 8/15/2054 (k)	209,370	189,743
U.S. Treasury 4.75% 8/15/2055 (k)	155,610	153,324
U.S. Treasury 4.625% 11/15/2055 (k)	415,100	400,766
		2,399,498

U.S. Treasury inflation-protected securities 2.34%
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (k)(l)	198,698	199,616
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (l)	4,131	2,379
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (k)(l)	418,990	226,469
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (l)	65,433	58,856
		487,320
Total U.S. Treasury bonds & notes		2,886,818
Bonds & notes of governments & government agencies outside the U.S. 6.36%
Japan 2.30%
Japan, Series 192, 2.40% 3/20/2045	JPY41,844,300	247,387
Japan, Series 85, 2.30% 12/20/2054	3,600,750	18,468
Japan, Series 86, 2.40% 3/20/2055	38,874,450	203,943
Japan Bank for International Cooperation 1.25% 1/21/2031	USD11,352	9,964
		479,762

Brazil 0.96%
Brazil (Federative Republic of) 6.00% 8/15/2040 (l)	BRL60,956	9,940
Brazil (Federative Republic of) 6.00% 8/15/2050 (l)	1,122,620	178,430
Brazil (Federative Republic of) 6.00% 5/15/2055 (l)	10,030	1,590
Brazil (Federative Republic of) 6.00% 8/15/2060 (l)	60,956	9,533
		199,493

American Funds Strategic Bond Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Mexico 0.79%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD99,340	$101,311
United Mexican States 6.00% 5/7/2036	12,140	12,331
United Mexican States 6.875% 5/13/2037	12,095	12,936
United Mexican States 6.625% 1/29/2038	3,790	3,964
United Mexican States 5.00% 4/27/2051	2,270	1,831
United Mexican States 3.75% 4/19/2071	13,080	7,753
United Mexican States, Series M, 8.00% 11/7/2047	MXN496,456	23,765
		163,891

Hungary 0.60%
Hungary (Republic of) 4.75% 11/24/2032	HUF45,099,480	124,259

Supra National 0.37%
European Investment Bank 0.625% 10/21/2027	USD15,310	14,543
European Union 3.75% 10/12/2045	EUR54,590	63,305
		77,848

Romania 0.21%
Romania (Republic of) 3.50% 4/3/2034	498	519
Romania (Republic of) 5.625% 5/30/2037	37,500	43,065
		43,584

Canada 0.20%
OMERS Finance Trust 3.50% 4/19/2032 (a)	USD20,000	19,234
OMERS Finance Trust 4.00% 4/19/2052 (a)	20,000	15,412
Saskatchewan (Province of) 3.25% 6/8/2027	8,047	7,995
		42,641

Colombia 0.20%
Colombia (Republic of) 8.00% 4/20/2033	13,802	14,865
Colombia (Republic of) 7.50% 2/2/2034	5,918	6,184
Colombia (Republic of) 8.00% 11/14/2035	3,277	3,500
Colombia (Republic of) 7.75% 11/7/2036	16,089	16,799
		41,348

Egypt 0.20%
Egypt (Arab Republic of) 5.80% 9/30/2027	2,110	2,141
Egypt (Arab Republic of) 7.60% 3/1/2029	695	744
Egypt (Arab Republic of) 5.875% 2/16/2031	3,325	3,335
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	15,000	17,247
Egypt (Arab Republic of) 8.50% 1/31/2047	1,170	1,151
Egypt (Arab Republic of) 7.903% 2/21/2048	605	564
Egypt (Arab Republic of) 8.70% 3/1/2049	1,840	1,847
Egypt (Arab Republic of) 8.15% 11/20/2059	14,000	13,184
Egypt (Arab Republic of) 7.50% 2/16/2061	920	803
		41,016

Peru 0.12%
Peru (Republic of) 5.50% 3/30/2036	9,655	9,859
Peru (Republic of) 5.875% 8/8/2054	6,375	6,332
Peru (Republic of) 2.78% 12/1/2060	17,695	9,651
		25,842

Mozambique 0.12%
Mozambique (Republic of) 9.00% 9/15/2031	30,000	25,732

30	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Panama 0.09%
Panama (Republic of) 7.50% 3/1/2031	USD2,835	$3,150
Panama (Republic of) 2.252% 9/29/2032	8,527	7,065
Panama (Republic of) 6.40% 2/14/2035	8,595	9,086
		19,301

Spain 0.07%
Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	13,503

India 0.04%
India (Republic of) 7.88% 3/19/2030	INR333,000	3,919
India (Republic of) 7.61% 5/9/2030	367,000	4,286
		8,205

Gabon 0.04%
Gabonese (Republic of) 7.00% 11/24/2031 (a)	USD10,000	7,652

Senegal 0.03%
Senegal (Republic of) 6.75% 3/13/2048	11,000	5,963

United Kingdom 0.02%
United Kingdom 0.125% 8/10/2041 (l)	GBP3,446	3,514

Argentina 0.00%
Argentine Republic 1.00% 7/9/2029	USD129	115
Total bonds & notes of governments & government agencies outside the U.S.		1,323,669
Asset-backed obligations 5.77%
Auto loan 2.36%
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (a)(h)	95	95
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(h)	1,059	1,059
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028 (a)(h)	87	87
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (a)(h)	220	221
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(h)	685	702
American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.55% 1/14/2030 (a)(h)	1,986	1,996
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(h)	1,380	1,408
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(h)	2,398	2,449
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(h)	592	600
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (a)(h)	1,987	1,998
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(h)	102	103
American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.54% 8/12/2031 (a)(h)	1,500	1,525
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(h)	1,715	1,808
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (a)(h)	2,476	2,492
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(h)	1,715	1,789
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(h)	827	849
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(h)	1,271	1,306
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (a)(h)	414	414
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(h)	512	513
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class E, 7.30% 10/15/2032 (a)(h)	500	492
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(h)	3,941	3,955
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(h)	1,468	1,509
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(h)	1,881	1,913
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(h)	374	385
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(h)	3,911	4,022
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (h)	126	126
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (h)	1,420	1,429
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (h)	295	298
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (h)	572	584
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (h)	5,322	5,440
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (h)	1,391	1,410

American Funds Strategic Bond Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (h)	USD1,343	$1,365
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (h)	1,888	1,900
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D, 5.41% 8/15/2031 (h)	2,290	2,312
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (h)	572	586
CarMax Select Receivables Trust, Series 2025-B, Class B, 4.35% 7/15/2030 (h)	1,715	1,719
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (h)	868	896
CarMax Select Receivables Trust, Series 2025-B, Class C, 4.83% 6/16/2031 (h)	1,886	1,894
CarMax Select Receivables Trust, Series 2025-B, Class D, 5.33% 7/15/2031 (h)	3,414	3,452
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (a)(h)	500	504
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (a)(h)	1,735	1,745
Consumer Portfolio Services Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(h)	12,269	12,303
Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(h)	643	646
Consumer Portfolio Services Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (a)(h)	1,314	1,326
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(h)	37	37
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(h)	92	92
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029 (a)(h)	526	534
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (a)(h)	622	639
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030 (a)(h)	— (g)	— (g)
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(h)	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(h)	100	102
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(h)	1,013	1,023
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(h)	4,000	4,359
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(h)	2,700	2,815
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(h)	1,000	1,037
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032 (a)(h)	3,000	3,001
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(h)	212	216
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(h)	245	253
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(h)	1,398	1,404
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (a)(h)	771	780
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(h)	1,025	1,043
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (h)	5,247	5,269
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (h)	474	476
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (h)	703	713
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (h)	464	467
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94% 5/17/2032 (h)	1,065	1,075
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (h)	1,159	1,159
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (h)	273	277
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (h)	845	856
Drive Auto Receivables Trust, Series 2025-2, Class D, 4.90% 12/15/2032 (h)	1,991	1,993
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(h)	156	156
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028 (a)(h)	1,125	1,141
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(h)	524	529
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(h)	541	558
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (h)	68	68
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (h)	835	836
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (h)	180	181
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028 (h)	249	251
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (h)	430	443
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (h)	226	231
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (h)	725	736
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (h)	1,768	1,783
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (h)	8,879	8,960
Exeter Automobile Receivables Trust, Series 2023-4A, Class D, 6.95% 12/17/2029 (h)	991	1,013
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (h)	1,834	1,872
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (h)	1,644	1,672
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(h)	6,737	7,508
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(h)	3,697	4,038
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (h)	5,589	5,715
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(h)	2,028	2,203
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(h)	2,408	2,605
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (h)	2,705	2,740
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (h)	1,411	1,433
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(h)	4,052	4,414
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(h)	3,285	3,428
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (h)	779	792
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (h)	944	963

32	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (h)	USD1,580	$1,587
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032 (a)(h)	10,020	10,493
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (h)	470	472
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (h)	2,007	2,023
Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81% 10/15/2032 (a)(h)	1,576	1,631
Exeter Automobile Receivables Trust, Series 2025-5A, Class E, 7.15% 6/15/2033 (a)(h)	1,867	1,876
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (h)	643	644
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (h)	1,146	1,159
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (h)	1,146	1,155
First Investors Auto Owner Trust, Series 25-1A, Class D, 5.22% 12/15/2033 (a)(h)	1,530	1,537
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (h)	7,790	7,927
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(h)	122	123
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(h)	110	113
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(h)	633	641
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(h)	610	621
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(h)	1,900	2,029
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(h)	1,430	1,545
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(h)	1,170	1,223
GLS Auto Receivables Trust, Series 2025-3A, Class D, 5.16% 6/16/2031 (a)(h)	2,430	2,429
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (a)(h)	4,635	4,676
GLS Auto Receivables Trust, Series 2025-4A, Class E, 7.17% 12/15/2032 (a)(h)	1,376	1,400
GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.92% 8/15/2030 (a)(h)	1,000	1,033
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(h)	153	154
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(h)	67	68
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(h)	180	184
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(h)	75	76
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(h)	194	198
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(h)	23,821	24,238
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(h)	4,450	4,484
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(h)	1,000	1,018
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028 (a)(h)	3,000	3,075
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (a)(h)	6,036	5,892
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(h)	14,209	13,937
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (a)(h)	1,250	1,255
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(h)	10,573	10,377
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(h)	7,090	6,955
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(h)	2,477	2,432
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (a)(h)	941	964
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (a)(h)	569	585
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(h)	3,895	4,034
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(h)	100	101
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(h)	6,035	6,127
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(h)	8,358	8,501
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(h)	3,784	3,840
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(h)	446	454
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(h)	455	463
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(h)	20,231	20,216
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (a)(h)	5,090	5,096
Hertz Vehicle Financing, LLC, Series 2025-5A, Class D, 7.74% 5/25/2030 (a)(h)	2,115	2,132
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(h)	2,250	2,383
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(h)	9,707	9,934
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(h)	3,525	3,567
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (a)(h)	372	382
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(h)	1,232	1,263
Hertz Vehicle Financing, LLC, Series 2025-4A, Class D, 9.34% 12/25/2031 (a)(h)	750	787
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(h)	37,502	37,743
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (a)(h)	6,245	6,254
Hertz Vehicle Financing, LLC, Series 2025-6A, Class D, 8.30% 5/25/2032 (a)(h)	3,000	3,027
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(h)	1,013	1,024
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(h)	788	795
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(h)	207	208
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(h)	493	503
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(h)	447	453
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(h)	541	553
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(h)	446	451
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(h)	161	163

American Funds Strategic Bond Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(h)	USD219	$222
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(h)	334	344
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(h)	1,712	1,744
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(h)	333	343
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(h)	149	154
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(h)	97	98
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (a)(h)	1,095	1,101
Lendbuzz Securitization Trust, Series 2025-1A, Class B, 5.47% 11/15/2030 (a)(h)	4,299	4,250
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (a)(h)	2,090	2,092
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(h)	103	103
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(h)	421	424
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030 (a)(h)	2,000	1,898
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(h)	682	638
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(h)	6,763	6,778
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(h)	3,428	3,461
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(h)	1,427	1,428
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(h)	3,309	3,318
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(h)	2,156	2,163
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (a)(h)	370	371
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (h)	435	435
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (h)	732	732
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (h)	531	533
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (h)	118	119
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (h)	5,972	6,093
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (h)	283	284
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(h)	205	207
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(h)	438	442
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(h)	1,604	1,618
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(h)	1,939	1,952
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(h)	3,504	3,508
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (a)(h)	4,814	4,825
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (a)(h)	6,998	7,065
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (a)(h)	2,770	2,807
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(h)	2,100	2,104
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(h)	839	841
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029 (a)(h)	1,049	1,052
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(h)	4,000	4,077
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(h)	1,046	1,053
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(h)	48	48
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (a)(h)	2,509	2,517
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028 (a)(h)	1,207	1,235
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(h)	521	527
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(h)	269	275
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(h)	2,010	2,062
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(h)	4,000	4,035
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(h)	4,470	4,477
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (a)(h)	3,058	3,067
		491,218

Other asset-backed securities 2.33%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(h)	2,784	2,792
ACHD Trust, Series 2025-DS1, Class B, 9.38% 1/9/2034 (a)(h)	600	602
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(h)	239	241
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(h)	135	137
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(h)	324	326
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(h)	576	578
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(h)	904	907
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (a)(h)	650	653
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(h)	1,004	1,008
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (a)(h)	2,609	2,619
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(h)	694	697
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (a)(h)	423	423
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (a)(h)	1,704	1,706
Affirm Master Trust, Series 2025-3A, Class E, 6.80% 10/16/2034 (a)(h)	5,000	5,003
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(h)	4,077	4,095

34	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(h)	USD1,835	$1,842
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(h)	735	741
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(h)	2,223	2,270
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (a)(h)	6,630	6,628
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (a)(h)	4,000	3,942
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(h)	3,300	3,270
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034 (a)(h)	8,400	8,167
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(h)	1,225	1,179
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(h)	100	102
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(h)	4,994	5,041
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(h)	6,585	6,249
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(h)	194	194
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(h)	27,477	27,955
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(h)	8,851	8,892
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(h)	301	304
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(h)	5,392	4,581
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(h)	588	497
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(h)	325	207
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(h)	12,640	10,273
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(h)	15,009	14,821
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(h)	2,871	2,796
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(h)	821	835
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(h)	159	163
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(h)	400	417
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(h)	495	475
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(h)	933	895
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(h)	962	967
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(h)	4,856	4,946
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(h)	763	772
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (h)	11,751	11,852
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(h)	1,952	1,834
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(h)	2,093	2,108
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(h)	1,104	1,110
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(h)	3,039	2,857
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(h)	173	158
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(h)	6,900	6,960
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(h)	41,662	41,772
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(h)	3,664	3,674
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(h)	966	949
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(h)	1,917	1,842
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(h)	988	956
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(h)	8,609	8,714
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(h)	1,087	1,093
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(h)	332	339
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(h)	4,585	4,385
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (a)(h)	3,129	3,006
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(h)	55,467	46,468
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(h)	6,036	3,794
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(h)	10,643	10,785
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(h)	652	662
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (a)(h)	474	485
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(h)	427	429
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(h)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(h)	283	287
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(h)	296	298
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(h)	146	147
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (a)(h)	393	395
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (a)(h)	572	574
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class C, 6.30% 11/17/2032 (a)(h)	541	545
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class D, 8.58% 11/17/2032 (a)(h)	1,000	1,008
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(h)	759	745
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (a)(h)	577	567
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (a)(h)	1,363	1,365
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (a)(h)	3,031	3,036
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (a)(h)	3,483	3,503

American Funds Strategic Bond Fund	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (a)(h)	USD2,374	$2,384
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (a)(h)	1,199	1,204
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (a)(h)	1,473	1,480
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(h)	1,571	1,576
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.45% 9/15/2039 (a)(h)(i)	129	130
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(h)	325	332
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(h)	398	400
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(h)	5,273	5,317
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(h)	1,461	1,483
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(h)	162	163
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(h)	216	224
SCF Equipment Trust, LLC, Series 2025-2A, Class B, 4.51% 6/20/2036 (a)(h)	969	974
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(h)	1,848	1,862
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(h)	651	657
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(h)	17,607	17,870
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(h)	5,170	4,938
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(h)	1,023	1,001
Stellar Jay Ireland Dac, Series 2021-1, Class B, 5.926% 10/15/2041 (a)(h)	5,531	5,489
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(h)	4,247	4,188
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(h)	467	457
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (a)(h)	3,162	3,099
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(h)	11,399	11,379
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(h)	13,116	13,036
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (a)(h)	13,240	13,176
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (a)(h)	1,638	1,662
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (a)(h)	1,475	1,528
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(h)	1,274	1,244
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (h)	11,791	11,892
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(h)	97	93
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045 (a)(h)	337	324
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (a)(h)	868	862
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(h)	94	89
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(h)	166	159
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (a)(h)	2,008	1,921
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(h)	19,088	19,203
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(h)	9,799	9,854
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(h)	5,360	5,065
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(h)	2,749	2,642
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(h)	405	375
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(h)	333	334
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(h)	12,534	12,610
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (a)(h)	2,690	2,703
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (a)(h)	3,070	3,080
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(h)	210	218
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(h)	341	343
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(h)	2,617	2,623
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(h)	213	214
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(h)	521	525
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(h)	1,000	1,027
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(h)	1,000	1,033
		484,452

Collateralized loan obligations 0.51%
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.734% 10/20/2034 (a)(h)(i)	789	790
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.708% 7/25/2034 (a)(h)(i)	909	910
ARES CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.316% 10/24/2036 (a)(h)(i)	1,206	1,209
ARES CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.566% 10/24/2036 (a)(h)(i)	1,533	1,535
ARES CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.216% 10/24/2036 (a)(h)(i)	2,751	2,755
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.784% 1/20/2034 (a)(h)(i)	1,617	1,617
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, (3-month USD CME Term SOFR + 0.262%) + 1.55%) 5.696% 7/20/2033 (a)(h)(i)	2,948	2,952

36	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.452% 5/17/2031 (a)(h)(i)	USD2,083	$2,074
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 6.346% 10/20/2030 (a)(h)(i)	700	701
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (a)(h)(i)	1,651	1,649
Bluemountain CLO, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.996% 4/19/2034 (a)(h)(i)	6,430	6,435
Canyon Capital CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.805% 4/15/2034 (a)(h)(i)	750	746
Canyon Capital CLO, Ltd., Series 2021-4A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.705% 10/15/2034 (a)(h)(i)	886	888
Cedar Funding CLO, Ltd., Series 2016-6A, Class DR3, (3-month USD CME Term SOFR + 3.10%) 6.984% 4/20/2034 (a)(h)(i)	1,000	1,001
Dryden Senior Loan Fund, CLO, Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 6.984% 4/20/2035 (a)(h)(i)	300	297
Elmwood CLO 15, Ltd., 6.757% 4/22/2035 (3-month CME Term SOFR + 2.90%) (a)(h)(i)	1,400	1,392
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 10/20/2032 (a)(h)(i)	1,750	1,752
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class A1AR (3-month USD CME Term SOFR + 1.10%) 5.028% 10/20/2033 (a)(h)(i)	2,640	2,641
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 1.40%) 5.328% 10/20/2033 (a)(h)(i)	1,898	1,899
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.628% 10/20/2033 (a)(h)(i)	5,214	5,218
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.978% 10/20/2033 (a)(h)(i)	1,800	1,802
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.734% 10/20/2032 (a)(h)(i)	2,120	2,119
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.71% 4/23/2036 (a)(h)(i)	1,659	1,663
Fortress Credit Opportunities CLO, LLC, Series 2025-37A, Class B, (3-month USD CME Term SOFR + 2.60%) 6.874% 7/20/2033 (a)(h)(i)	2,000	2,004
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.303% 1/20/2037 (a)(h)(i)	1,533	1,537
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.503% 1/20/2037 (a)(h)(i)	794	795
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.353% 1/20/2037 (a)(h)(i)	4,280	4,287
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.976% 7/20/2035 (a)(h)(i)	750	750
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.401% 1/20/2034 (a)(h)(i)	904	905
ICG US CLO, Ltd., Series 2016-1A, Class BR3, (3-month USD CME Term SOFR + 1.95%) 5.793% 4/29/2034 (a)(h)(i)	2,912	2,923
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.873% 7/14/2031 (a)(h)(i)	500	501
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.808% 7/25/2034 (a)(h)(i)	740	740
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 7.546% 11/16/2034 (a)(h)(i)	1,000	1,001
Northwoods Capital, Ltd., CLO, Series 2021-25A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.784% 7/20/2034 (a)(h)(i)	1,917	1,919
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.984% 7/20/2034 (a)(h)(i)	1,000	990
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.189% 4/10/2033 (a)(h)(i)	2,648	2,649
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.405% 1/15/2033 (a)(h)(i)	1,608	1,610
Parallel, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 5.934% 7/20/2036 (a)(h)(i)	409	409
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 6.694% 4/16/2037 (a)(h)(i)	1,000	1,002
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 7.146% 7/20/2034 (a)(h)(i)	1,191	1,193
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.292%) 5.176% 4/20/2031 (a)(h)(i)	73	73
RRAM, CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 5.286% 4/15/2036 (a)(h)(i)	1,500	1,501
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.905% 4/15/2032 (a)(h)(i)	1,000	1,002
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 6.705% 7/15/2032 (a)(h)(i)	2,230	2,191

American Funds Strategic Bond Fund	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (a)(h)(i)	USD818	$819
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (a)(h)(i)	1,757	1,758
Trinitas CLO, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.534% 10/20/2034 (a)(h)(i)	1,783	1,786
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 10/20/2034 (a)(h)(i)	2,537	2,541
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.074% 1/20/2037 (a)(h)(i)	20,000	20,003
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 5.834% 4/20/2034 (a)(h)(i)	878	879
Wellfleet CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 2.15%) 6.034% 4/20/2034 (a)(h)(i)	1,500	1,504
Whetstone Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.584% 1/20/2035 (a)(h)(i)	889	890
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 7/20/2034 (a)(h)(i)	1,846	1,849
		106,056

Credit card 0.33%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(h)	2,132	2,137
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(h)	7,000	7,072
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(h)	605	607
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027 (a)(h)	2,166	2,171
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(h)	134	136
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(h)	14,548	14,590
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(h)	1,288	1,292
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(h)	999	1,002
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(h)	1,202	1,205
Imprint Payments Credit Card Master Trust, Series 2025-A, Class E, 8.30% 9/15/2029 (a)(h)	3,715	3,727
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(h)	322	324
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(h)	318	320
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(h)	5,000	5,057
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(h)	1,151	1,157
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(h)	344	345
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(h)	346	346
Mission Lane Credit Card Master Trust, Series 2025-C, Class E, 7.66% 12/16/2030 (a)(h)	8,000	8,012
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(h)	4,000	4,001
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(h)	4,639	4,674
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(h)	1,326	1,337
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(h)	887	892
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(h)	1,461	1,463
Mission Lane Credit Card Master Trust, Series 2025-B, Class E, 8.08% 9/15/2031 (a)(h)	3,000	3,017
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(h)	4,000	4,044
		68,928

Student loan 0.24%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(h)	472	478
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(h)	601	608
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(h)	572	578
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(h)	429	433
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062 (a)(h)	5,313	4,638
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(h)	11,333	10,095
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.092% 7/25/2051 (a)(h)(i)	346	345
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052 (a)(h)	455	480
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(h)	1,186	1,082
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(h)	1,186	1,081
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(h)	935	959
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053 (a)(h)	2,106	2,300
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(h)	5,519	5,607
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(h)	1,964	1,894
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055 (a)(h)	2,451	2,486

38	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(h)	USD7,896	$8,529
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(h)	5,000	5,205
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(h)	2,685	2,755
		49,553

Private issue collateralized mortgage-backed obligations 0.00%
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(b)(h)	576	583
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(b)(h)	466	472
		1,055
Total asset-backed obligations		1,201,262
Municipals 1.53%
California 0.18%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	4,470	3,800
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,223
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A-T, 7.25% 9/1/2039	2,275	2,293
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,227
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,862
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,479
		36,884

Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	13,725

Illinois 0.03%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	555	554
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	2,645	2,491
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	960	913
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	13,690	3,007
		6,965

Massachusetts 0.15%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	30,470	31,539

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, NATL, 7.425% 2/15/2029	987	1,031

New York 0.36%
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	17,955	18,880
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	35,910	37,923
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	19,675	19,039
		75,842

Ohio 0.21%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	46,960	42,673

Puerto Rico 0.25%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (f)	60	40
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (f)	145	97

American Funds Strategic Bond Fund	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (f)(m)	USD700	$467
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (f)	90	60
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (f)	1,415	945
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (f)	2,000	1,335
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (f)	140	93
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (f)	1,595	1,065
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (f)	550	367
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (f)	65	43
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026	80	54
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (f)	45	30
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (f)	155	104
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (f)	2,975	1,993
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (f)	485	325
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (f)	1,680	1,126
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (f)	425	285
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (f)	1,240	831
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (f)	4,650	3,115
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (f)	490	328
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (f)	495	332
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (f)	2,640	1,769
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (f)	825	553
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (f)	4,630	3,091
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (f)	20	13
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (f)	525	350
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (f)	4,865	3,247
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (f)	1,795	1,203
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,291
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,318
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,327
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,145
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	1,012
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	857
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	1,112
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,473	1,068
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	4,398	2,820
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	50,777	17,062
		52,273

Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(f)	6,850	685

Washington 0.11%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036 (a)	22,600	23,683

Wisconsin 0.16%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), CAB, Series 2021, 0% 12/17/2061	11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,535	21,388
		32,763
Total municipals		318,063
Loans 0.50%
Industrials 0.14%
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.216% 9/23/2031 (i)(n)	8,643	8,693
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (i)(n)	3,127	3,174
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (i)(n)	18,455	17,167
		29,034

40	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Information technology 0.12%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (i)(n)	USD2,850	$2,860
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (e)(i)(n)	797	803
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (i)(n)	1,740	1,706
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (i)(n)	7,262	7,253
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (i)(n)	11,432	11,408
		24,030

Communication services 0.10%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (i)(n)	5,960	5,960
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (i)(n)	7,000	7,018
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (i)(n)	101	102
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (i)(n)	7,933	7,808
		20,888

Health care 0.07%
Amneal Pharmaceuticals, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.216% 8/1/2032 (i)(n)	3,955	3,995
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (i)(n)	3,649	3,626
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (i)(n)	6,334	6,128
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.34% 6/30/2028 (i)(n)	965	969
		14,718

Financials 0.04%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(d)(i)(n)	1,547	1,535
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (i)(n)	6,745	6,849
		8,384

Municipals 0.02%
AM Bidco Operations, LLC, Term Loan, 8.50% PIK 10/21/2027 (c)(d)(n)	5,033	5,033

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (d)(i)(n)	448	448
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (c)(d)(i)(n)	423	423
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (i)(n)	1,272	1,083
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (i)(n)	250	209
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (c)(d)(f)(n)	11	— (g)
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (c)(d)(n)	21	— (g)
		2,163
Total loans		104,250
Federal agency bonds & notes 0.26%
Fannie Mae 0.875% 8/5/2030	19,166	16,885
Korea Housing Finance Corp. 4.625% 2/24/2028 (a)	14,900	15,147
Tennessee Valley Authority 4.375% 8/1/2034	23,053	23,323
		55,355
Total bonds, notes & other debt instruments (cost: $17,973,852,000)		17,419,004
Convertible bonds & notes 0.05%
Information technology 0.05%
Strategy, Inc., convertible notes, 0% 12/1/2029	12,556	10,341
Total convertible bonds & notes (cost: $10,687,000)		10,341

American Funds Strategic Bond Fund	41

Common stocks 0.02%	Shares	Value (000)
Consumer discretionary 0.02%
Aimbridge Topco, LLC (d)(m)	37,845	$2,798
NMG Parent, LLC (d)(m)	967	— (g)
		2,798

Energy 0.00%
New Fortress Energy, Inc., Class A (m)	327,772	374

Health care 0.00%
Endo, LP, Class A1 (a)(m)	314,185	220

Industrials 0.00%
AM BidCo Holdings, LLC (d)(m)	280	— (g)
Total common stocks (cost: $7,875,000)		3,392
Short-term securities 14.81%
Money market investments 14.81%
Capital Group Central Cash Fund 3.79% (o)(p)	30,822,143	3,082,522
Total short-term securities (cost: $3,082,114,000)		3,082,522
Options purchased (equity style) 0.02%
Options purchased (equity style)*		4,507
Total options purchased (equity style) (cost: $6,046,000)		4,507
Total investment securities 98.58% (cost: $21,080,574,000)		20,519,766
Total options written (equity style)† (0.01)% (premium received: $1,624,000)		(1,393)
Other assets less liabilities 1.43%		298,074
Net assets 100.00%		$20,816,447
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	44,757	3/13/2026	USD96.63	USD11,189,250	$4,476
3 Month SOFR Futures Option	215	12/11/2026	98.00	53,750	31
					$4,507
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	24,756	3/13/2026	USD96.81	USD(6,189,000)	$(1,393)

42	American Funds Strategic Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	23,734	3/2/2026	USD9,534,414	$(1,399)
3 Month SOFR Futures	Short	4,040	3/18/2026	(972,756)	(655)
3 Month SOFR Futures	Short	1,187	6/17/2026	(286,319)	536
3 Month CORRA Futures	Long	16,468	9/16/2026	2,930,087	1,948
3 Month CORRA Futures	Long	20,097	3/17/2027	3,569,558	(5,407)
2 Year Euro-Schatz Futures	Long	7,567	3/10/2026	949,656	(1,276)
2 Year U.S. Treasury Note Futures	Long	48,206	4/6/2026	10,064,886	(6,381)
5 Year Euro-Bobl Futures	Long	2,765	3/10/2026	377,454	(1,937)
5 Year U.S. Treasury Note Futures	Long	29,280	4/6/2026	3,200,441	(8,102)
10 Year Euro-Bund Futures	Long	9,415	3/10/2026	1,411,499	632
10 Year Italy Government Bond Futures	Short	3,677	3/10/2026	(519,323)	2,416
10 Year French Government Bond Futures	Short	5,580	3/10/2026	(790,783)	5,404
10 Year Japanese Government Bond Futures	Short	710	3/23/2026	(600,173)	4,372
10 Year U.S. Treasury Note Futures	Short	3,085	3/31/2026	(346,870)	(732)
10 Year Ultra U.S. Treasury Note Futures	Short	24,177	3/31/2026	(2,780,733)	11,691
20 Year U.S. Treasury Bond Futures	Long	5,334	3/31/2026	616,577	(8,170)
30 Year Euro-Buxl Futures	Short	2,281	3/10/2026	(295,191)	6,617
30 Year Ultra U.S. Treasury Bond Futures	Short	2,926	3/31/2026	(345,268)	6,724
					$6,281
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
PHP	5,657,959	USD	95,750	Citibank	1/7/2026	$273
CLP	130,301,211	USD	141,271	Citibank	1/9/2026	3,432
COP	581,088,632	USD	151,689	Citibank	1/9/2026	1,425
CZK	2,955,816	USD	142,525	Bank of New York Mellon	1/9/2026	1,280
KRW	68,676,868	USD	46,894	Citibank	1/9/2026	683
USD	39,696	JPY	6,120,737	Morgan Stanley	1/9/2026	589
INR	25,365,222	USD	281,373	HSBC Bank	1/9/2026	562
EUR	5,182	MXN	110,000	Barclays Bank PLC	1/9/2026	(11)
USD	131,964	MXN	2,378,864	Morgan Stanley	1/9/2026	(29)
JPY	369,842	USD	2,396	Citibank	1/9/2026	(33)
USD	33,452	MXN	612,004	UBS AG	1/9/2026	(506)
USD	95,510	EUR	81,980	Citibank	1/9/2026	(875)
USD	102,854	CAD	143,143	Barclays Bank PLC	1/9/2026	(1,479)
AUD	188,205	USD	124,556	Morgan Stanley	1/12/2026	1,054
USD	87,401	PLN	313,302	Citibank	1/12/2026	136
USD	2,295	SGD	2,972	Citibank	1/12/2026	(20)
USD	2,295	SGD	2,973	Citibank	1/12/2026	(20)
USD	26,545	ZAR	453,437	Citibank	1/12/2026	(814)
USD	138,626	CNH	973,500	UBS AG	1/12/2026	(1,036)
USD	170,601	CNH	1,198,050	UBS AG	1/12/2026	(1,275)
USD	101,433	SEK	953,491	HSBC Bank	1/12/2026	(2,201)
USD	166,658	PLN	607,727	Citibank	1/12/2026	(2,614)
USD	199,617	EUR	171,380	Goldman Sachs	1/13/2026	(1,916)
USD	214,262	THB	6,724,818	UBS AG	1/14/2026	625
USD	144,647	THB	4,539,881	UBS AG	1/14/2026	422
USD	149,237	JPY	23,056,052	Bank of America	1/15/2026	1,842
JPY	8,654,900	EUR	47,438	Citibank	1/15/2026	(458)
GBP	59,396	USD	79,682	Morgan Stanley	1/22/2026	378
USD	79,631	GBP	59,395	JPMorgan Chase	1/22/2026	(429)
USD	156,655	BRL	854,473	Citibank	1/23/2026	1,681
BRL	237,986	USD	43,742	Citibank	1/23/2026	(579)
USD	122,013	HUF	40,420,000	Morgan Stanley	1/23/2026	(1,381)

American Funds Strategic Bond Fund	43

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	163,800	GBP	144,205	HSBC Bank	1/23/2026	$(1,661)
USD	120,932	EUR	102,787	Morgan Stanley	1/27/2026	(23)
USD	7,152	EUR	6,064	Standard Chartered Bank	1/29/2026	15
USD	87,439	EUR	74,309	Morgan Stanley	1/30/2026	(17)
						$(2,980)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.2035%	Annual	SOFR	Annual	1/10/2026	USD371,166	$44	$—	$44
4.184%	Annual	SOFR	Annual	1/10/2026	371,166	42	—	42
4.2045%	Annual	SOFR	Annual	1/10/2026	19,369	2	—	2
4.56%	Annual	SOFR	Annual	3/1/2026	1,316,500	1,648	—	1,648
4.568%	Annual	SOFR	Annual	3/1/2026	1,293,850	1,636	—	1,636
4.28066%	Annual	SOFR	Annual	3/31/2026	1,038,500	1,284	—	1,284
4.26959%	Annual	SOFR	Annual	3/31/2026	503,400	609	—	609
4.659%	Annual	SOFR	Annual	5/17/2026	2,287,900	8,016	—	8,016
SOFR	Annual	4.5265%	Annual	6/18/2026	575,078	(2,224)	—	(2,224)
SOFR	Annual	4.528%	Annual	6/18/2026	574,958	(2,228)	—	(2,228)
SOFR	Annual	4.5335%	Annual	6/18/2026	1,149,965	(4,485)	—	(4,485)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	58	—	58
3.535%	Annual	SOFR	Annual	1/23/2027	USD1,289,500	1,564	—	1,564
3.5405%	Annual	SOFR	Annual	1/23/2027	990,100	1,258	—	1,258
3.53%	Annual	SOFR	Annual	1/23/2027	719,100	834	—	834
3.4615%	Annual	SOFR	Annual	1/29/2027	1,075,400	508	—	508
3.481%	Annual	SOFR	Annual	1/29/2027	537,700	364	—	364
SOFR	Annual	4.186%	Annual	2/18/2027	2,391,850	(20,629)	—	(20,629)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,124,350	4,524	—	4,524
3.761%	Annual	SOFR	Annual	2/20/2027	562,850	2,243	—	2,243
1.988%	Annual	6-month EURIBOR	Semi-annual	6/27/2027	EUR1,211,700	(4,726)	—	(4,726)
3.5325%	Annual	6-month CZK-PRIBOR	Semi-annual	9/9/2027	CZK15,300,000	(19)	—	(19)
6-month PLN-WIBOR	Semi-annual	4.1575%	Annual	9/9/2027	PLN2,700,000	(6,199)	—	(6,199)
2.321%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	11/17/2027	CAD1,319,900	(2,532)	—	(2,532)
2.556%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	12/10/2027	689,956	776	—	776
3.6475%	Annual	SOFR	Annual	2/27/2028	USD1,407,200	10,217	—	10,217
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY107,113,604	5,239	—	5,239
TONAR	Annual	0.715%	Annual	4/9/2028	107,113,604	5,226	—	5,226
TONAR	Annual	0.73%	Annual	4/19/2028	44,375,636	2,140	—	2,140
TONAR	Annual	0.73%	Annual	4/21/2028	32,899,178	1,590	—	1,590
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	USD44,000	1,093	—	1,093
SOFR	Annual	3.528%	Annual	1/29/2030	192,800	(907)	—	(907)
SOFR	Annual	3.529%	Annual	1/29/2030	236,000	(1,120)	—	(1,120)
SOFR	Annual	3.5485%	Annual	1/29/2030	256,250	(1,406)	—	(1,406)
3.18%	Annual	SOFR	Annual	4/17/2030	83,050	(793)	—	(793)
3.275%	Annual	SOFR	Annual	4/18/2030	83,050	(480)	—	(480)
3.353%	Annual	SOFR	Annual	4/19/2030	83,050	(223)	—	(223)
3.342%	Annual	SOFR	Annual	4/19/2030	83,050	(259)	—	(259)
3.344%	Annual	SOFR	Annual	4/20/2030	83,100	(255)	—	(255)
3.128%	Annual	SOFR	Annual	4/28/2030	83,100	(981)	—	(981)
3.285%	Annual	SOFR	Annual	5/1/2030	83,100	(459)	—	(459)
3.259%	Annual	SOFR	Annual	5/1/2030	83,150	(546)	—	(546)

44	American Funds Strategic Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.186%	Annual	SOFR	Annual	5/9/2030	USD83,150	$(799)	$—	$(799)
3.215%	Annual	SOFR	Annual	5/10/2030	83,150	(702)	—	(702)
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR56,030	617	—	617
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	56,030	609	—	609
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	56,030	589	—	589
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK693,000	(401)	—	(401)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	1,386,000	(828)	—	(828)
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR56,720	563	—	563
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	56,720	534	—	534
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	56,720	519	—	519
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK693,000	(143)	—	(143)
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	1,386,100	(359)	—	(359)
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR56,500	518	—	518
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	56,500	501	—	501
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK1,386,000	(268)	—	(268)
3.29%	Annual	SOFR	Annual	5/19/2030	USD99,650	(551)	—	(551)
6-month NOK-NIBOR	Semi-annual	3.83%	Annual	6/26/2030	NOK2,330,510	2,410	—	2,410
2.2308%	Annual	6-month EURIBOR	Semi-annual	6/26/2030	EUR190,140	(2,780)	—	(2,780)
3.785%	Annual	SONIA	Annual	9/16/2030	GBP137,520	1,151	—	1,151
3.788%	Annual	SONIA	Annual	9/18/2030	139,660	1,191	—	1,191
3.822%	Annual	SONIA	Annual	9/19/2030	94,490	991	—	991
3.804%	Annual	SONIA	Annual	9/19/2030	94,490	893	—	893
SONIA	Annual	3.5975%	Annual	10/22/2030	232,010	645	—	645
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD153,800	18,942	—	18,942
SONIA	Annual	3.614%	Annual	12/4/2030	GBP112,200	250	—	250
SONIA	Annual	3.619%	Annual	12/4/2030	112,360	217	—	217
Overnight MXN-F-TIIE	28-day	8.83%	28-day	1/27/2031	MXN744,450	(1,904)	—	(1,904)
SOFR	Annual	3.326%	Annual	9/19/2032	USD925,968	14,634	—	14,634
SOFR	Annual	3.4225%	Annual	9/22/2032	927,801	9,340	—	9,340
SOFR	Annual	3.10%	Annual	6/20/2033	45,150	1,604	—	1,604
SOFR	Annual	3.175%	Annual	2/1/2038	10,350	723	—	723
3.095%	Annual	SOFR	Annual	9/27/2048	13,750	(2,233)	—	(2,233)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	6,815	—	6,815
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	3,149	—	3,149
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,814	—	2,814
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	22,587	—	22,587
SOFR	Annual	3.01413%	Annual	1/12/2053	59,462	11,353	—	11,353
SOFR	Annual	2.974%	Annual	4/17/2053	26,100	5,177	—	5,177
SOFR	Annual	3.044%	Annual	4/18/2053	26,350	4,925	—	4,925
SOFR	Annual	3.0875%	Annual	4/19/2053	26,300	4,728	—	4,728
SOFR	Annual	3.1035%	Annual	4/19/2053	26,250	4,650	—	4,650
SOFR	Annual	3.0895%	Annual	4/20/2053	26,300	4,720	—	4,720
SOFR	Annual	2.9405%	Annual	4/28/2053	26,250	5,354	—	5,354
SOFR	Annual	3.0535%	Annual	5/1/2053	52,550	9,745	—	9,745
SOFR	Annual	3.085%	Annual	5/9/2053	26,550	4,788	—	4,788
SOFR	Annual	3.1135%	Annual	5/10/2053	26,400	4,638	—	4,638
SOFR	Annual	3.1605%	Annual	5/19/2053	31,750	5,334	—	5,334
SOFR	Annual	3.6765%	Annual	2/20/2054	102,692	8,594	—	8,594
SOFR	Annual	3.6815%	Annual	2/20/2054	98,500	8,161	—	8,161
SOFR	Annual	3.7205%	Annual	2/21/2054	82,208	6,277	—	6,277
SOFR	Annual	3.6745%	Annual	2/28/2054	114,450	9,617	—	9,617
						$180,343	$—	$180,343

American Funds Strategic Bond Fund	45

Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL1,114,636	$(7,456)	$—	$(7,456)
12.03167%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	1,794,083	(11,727)	—	(11,727)
11.49%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	3,611,800	(32,785)	—	(32,785)
12.4875%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	138,150	(908)	—	(908)
12.515%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	200,823	(1,277)	—	(1,277)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	171,042	(1,292)	—	(1,292)
12.5%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	276,000	(1,786)	—	(1,786)
12.30585%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	1,626,930	(12,982)	—	(12,982)
							$(70,213)	$—	$(70,213)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD3,439,637	$(262,806)	$(264,617)	$1,811
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	1,132,374	(25,665)	(25,255)	(410)
					$(288,471)	$(289,872)	$1,401
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2035	USD280,000	$2,349	$2,118	$231
Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 14.81%
Money market investments 14.81%
Capital Group Central Cash Fund 3.79% (o)	$790,455	$8,763,874	$6,471,942	$(172)	$307	$3,082,522	$87,985
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	9/29/2025	$8,548	$9,356	0.05%
Modec Finance BV 7.84% 7/15/2026 (d)	7/28/2023	9,000	9,112	0.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (i)(n)	9/13/2023	786	803	0.00 (s)
Total		$18,334	$19,271	0.09%

46	American Funds Strategic Bond Fund

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,607,281,000, which represented 22.13% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Value determined using significant unobservable inputs.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Amount less than one thousand.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Represents securities transacted on a TBA basis.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $505,368,000, which represented 2.43% of the net assets of the fund.
(l)	Index-linked bond whose principal amount moves with a government price index.
(m)	Non-income producing.
(n)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $104,250,000, which represented 0.50% of the net assets of the fund.

(o)	Rate represents the seven-day yield at 12/31/2025.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

American Funds Strategic Bond Fund	47

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate
GBP = British pounds

GO = General Obligation
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
NATL = National Public Finance Guarantee Corp. insured
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
Part. = Participation
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

48	American Funds Strategic Bond Fund

Financial statements
Statement of assets and liabilities at December 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $17,998,460)	$17,437,244
Affiliated issuers (cost: $3,082,114)	3,082,522	$20,519,766
Cash		6,666
Cash collateral pledged for forward currency contracts		3,450
Cash denominated in currencies other than U.S. dollars (cost: $903)		903
Unrealized appreciation on open forward currency contracts		14,397
Receivables for:
Sales of investments	875,783
Sales of fund’s shares	32,199
Dividends and interest	193,188
Variation margin on futures contracts	12,076
Variation margin on centrally cleared swap contracts	16,933
Other	56	1,130,235
		21,675,417
Liabilities:
Unrealized depreciation on open forward currency contracts		17,377
Bilateral swaps, at value		70,213
Options written, at value (premium received: $1,624)		1,393
Payables for:
Purchases of investments	733,545
Repurchases of fund’s shares	8,842
Investment advisory services	4,731
Services provided by related parties	1,862
Trustees’ deferred compensation	129
Variation margin on futures contracts	11,407
Variation margin on centrally cleared swap contracts	9,360
Other	111	769,987
Commitments and contingencies*
Net assets at December 31, 2025		$20,816,447
Net assets consist of:
Capital paid in on shares of beneficial interest		$22,752,131
Total distributable earnings (accumulated loss)		(1,935,684)
Net assets at December 31, 2025		$20,816,447
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	49

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,225,616 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,794,182	299,003	$9.35
Class C	62,957	6,776	9.29
Class T	9	1	9.36
Class F-1	58,467	6,259	9.34
Class F-2	7,611,451	813,936	9.35
Class F-3	2,160,545	231,140	9.35
Class 529-A	93,053	9,966	9.34
Class 529-C	4,327	465	9.30
Class 529-E	2,421	259	9.34
Class 529-T	13	1	9.36
Class 529-F-1	10	1	9.35
Class 529-F-2	28,965	3,099	9.35
Class 529-F-3	10	1	9.35
Class R-1	2,434	261	9.34
Class R-2	7,226	776	9.31
Class R-2E	1,687	181	9.33
Class R-3	20,149	2,162	9.32
Class R-4	14,506	1,554	9.34
Class R-5E	4,829	516	9.35
Class R-5	13,603	1,454	9.36
Class R-6	7,935,603	847,805	9.36

Refer to the notes to financial statements.

50	American Funds Strategic Bond Fund

Financial statements (continued)
Statement of operations for the year ended December 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $180)	$1,042,209
Dividends from affiliated issuers	87,985	$1,130,194
Fees and expenses*:
Investment advisory services	53,846
Distribution services	8,927
Transfer agent services	11,386
Administrative services	5,987
529 plan services	66
Reports to shareholders	589
Registration statement and prospectus	707
Trustees’ compensation	89
Auditing and legal	171
Custodian	304
Other	37	82,109
Net investment income		1,048,085
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2,441):
Unaffiliated issuers	(42,047)
Affiliated issuers	(172)
Options written	7,837
Futures contracts	159,101
Forward currency contracts	(2,631)
Swap contracts	(87,193)
Currency transactions	(7,380)	27,515
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $49):
Unaffiliated issuers	304,549
Affiliated issuers	307
Options written	231
Futures contracts	98,464
Forward currency contracts	14,513
Swap contracts	142,179
Currency translations	751	560,994
Net realized gain (loss) and unrealized appreciation (depreciation)		588,509
Net increase (decrease) in net assets resulting from operations		$1,636,594
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	51

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2025	2024

Operations:
Net investment income	$1,048,085	$1,028,010
Net realized gain (loss)	27,515	(898,119)
Net unrealized appreciation (depreciation)	560,994	(155,007)
Net increase (decrease) in net assets resulting from operations	1,636,594	(25,116)
Distributions paid to shareholders:
Distributions	(777,993)	(260,057)
Return of capital	(21,133)	(373,751)
Total distributions paid and return of capital paid to shareholders	(799,126)	(633,808)
Net capital share transactions	882,256	1,678,332
Total increase (decrease) in net assets	1,719,724	1,019,408
Net assets:
Beginning of year	19,096,723	18,077,315
End of year	$20,816,447	$19,096,723
Refer to the notes to financial statements.

52	American Funds Strategic Bond Fund

Notes to financial statements
1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

American Funds Strategic Bond Fund	53

Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

54	American Funds Strategic Bond Fund

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Strategic Bond Fund	55

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$6,362,398	$47,024	$6,409,422
Mortgage-backed obligations	—	5,099,953	20,212	5,120,165
U.S. Treasury bonds & notes	—	2,886,818	—	2,886,818
Bonds & notes of governments & government agencies outside the U.S.	—	1,323,669	—	1,323,669
Asset-backed obligations	—	1,201,262	—	1,201,262
Municipals	—	318,063	—	318,063
Loans	—	96,811	7,439	104,250
Federal agency bonds & notes	—	55,355	—	55,355
Convertible bonds & notes	—	10,341	—	10,341
Common stocks	374	220	2,798	3,392
Short-term securities	3,082,522	—	—	3,082,522
Options purchased on futures (equity style)	4,507	—	—	4,507
Total	$3,087,403	$17,354,890	$77,473	$20,519,766

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$40,340	$—	$—	$40,340
Unrealized appreciation on open forward currency contracts	—	14,397	—	14,397
Unrealized appreciation on centrally cleared interest rate swaps	—	241,782	—	241,782
Unrealized appreciation on centrally cleared credit default swaps	—	2,042	—	2,042
Liabilities:
Value of options written (equity style)	(1,393)	—	—	(1,393)
Unrealized depreciation on futures contracts	(34,059)	—	—	(34,059)
Unrealized depreciation on open forward currency contracts	—	(17,377)	—	(17,377)
Unrealized depreciation on centrally cleared interest rate swaps	—	(61,439)	—	(61,439)
Unrealized depreciation on bilateral interest rate swaps	—	(70,213)	—	(70,213)
Unrealized depreciation on centrally cleared credit default swaps	—	(410)	—	(410)
Total	$4,888	$108,782	$—	$113,670
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

56	American Funds Strategic Bond Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

American Funds Strategic Bond Fund	57

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them. When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price.
When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

58	American Funds Strategic Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the U.S. As a result, the fund’s investments outside the U.S. may be subject to limited available information and, may be more difficult to value than investments in the U.S.; the fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Strategic Bond Fund	59

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2025, the fund’s maximum exposure of unfunded bond commitments was $1,869,000, which would represent less than 0.01% of the net assets of the fund should such commitments become due.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

60	American Funds Strategic Bond Fund

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $33,915,988,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $42,361,080,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,886,164,000.

American Funds Strategic Bond Fund	61

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $34,216,112,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

62	American Funds Strategic Bond Fund

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $5,595,493,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$4,507	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	1,393
Futures	Interest	Unrealized appreciation*	40,340	Unrealized depreciation*	34,059
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	14,397	Unrealized depreciation on open forward currency contracts	17,377
Swap (centrally cleared)	Interest	Unrealized appreciation*	241,782	Unrealized depreciation*	61,439
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	70,213
Swap (centrally cleared)	Credit	Unrealized appreciation*	2,042	Unrealized depreciation*	410
			$303,068		$184,891

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(37,522)	Net unrealized appreciation (depreciation) on investments	$779
Options written (equity style)	Interest	Net realized gain (loss) on options written	7,837	Net unrealized appreciation (depreciation) on options written	231
Futures	Interest	Net realized gain (loss) on futures contracts	159,101	Net unrealized appreciation (depreciation) on futures contracts	98,464
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,631)	Net unrealized appreciation (depreciation) on forward currency contracts	14,513
Swap	Interest	Net realized gain (loss) on swap contracts	125,890	Net unrealized appreciation (depreciation) on swap contracts	106,044
Swap	Credit	Net realized gain (loss) on swap contracts	(213,083)	Net unrealized appreciation (depreciation) on swap contracts	36,135
			$39,592		$256,166
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

American Funds Strategic Bond Fund	63

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1,842	$ (1,786)	$ —	$ —	$56
Bank of New York Mellon	1,280	—	(901)	—	379
Citibank	7,630	(5,413)	(2,217)	—	—
HSBC Bank	562	(562)	—	—	—
Morgan Stanley	2,021	(1,450)	—	(571)	—
Standard Chartered Bank	15	—	—	—	15
UBS AG	1,047	(1,047)	—	—	—
Total	$14,397	$ (10,258)	$ (3,118)	$ (571)	$450
Liabilities:
Bank of America	$1,786	$ (1,786)	$ —	$ —	$ —
Barclays Bank PLC	23,242	—	(23,242)	—	—
BNP Paribas	13,890	—	(13,890)	—	—
Citibank	5,413	(5,413)	—	—	—
Goldman Sachs	34,701	—	(31,522)	(3,179)	—
HSBC Bank	3,862	(562)	(3,075)	—	225
JPMorgan Chase	429	—	(429)	—	—
Morgan Stanley	1,450	(1,450)	—	—	—
UBS AG	2,817	(1,047)	(1,243)	—	527
Total	$87,590	$ (10,258)	$ (73,401)	$ (3,179)	$752
*
Collateral is shown on a settlement basis.

64	American Funds Strategic Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2025, the fund reclassified $2,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Distributions in excess of ordinary income	$21,133
Late year ordinary loss deferral[1]	(26,405)
Capital loss carryforward[2]	(1,450,500)
Gross unrealized appreciation on investments	605,470
Gross unrealized depreciation on investments	(1,000,366)
Net unrealized appreciation (depreciation) on investments	(394,896)
Cost of investments	21,423,162
1
This deferral is considered incurred in the subsequent year.
2
Reflects the utilization of capital loss carryforward of $492,843. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Strategic Bond Fund	65

For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Return of capital	Total paid	Ordinary income	Return of capital	Total distributions paid
Class A	$97,523	$2,649	$100,172	$33,060	$47,514	$80,574
Class C	1,956	53	2,009	792	1,138	1,930
Class T	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class F-1	2,286	62	2,348	1,088	1,564	2,652
Class F-2	282,595	7,676	290,271	91,991	132,208	224,199
Class F-3	83,839	2,277	86,116	34,127	49,048	83,175
Class 529-A	3,259	89	3,348	1,095	1,574	2,669
Class 529-C	121	3	124	48	68	116
Class 529-E	80	2	82	29	42	71
Class 529-T	1	—	1	— [3]	— [3]	— [3]
Class 529-F-1	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	1,082	29	1,111	354	509	863
Class 529-F-3	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class R-1	71	2	73	20	29	49
Class R-2	200	6	206	67	96	163
Class R-2E	60	2	62	31	44	75
Class R-3	651	18	669	212	304	516
Class R-4	612	17	629	288	414	702
Class R-5E	183	16	199	79	114	193
Class R-5	600	5	605	166	239	405
Class R-6	302,874	8,227	311,101	96,610	138,846	235,456
Total	$777,993	$21,133	$799,126	$260,057	$373,751	$633,808
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.280% on the first $15 billion of daily net assets and decreasing to 0.235% on such assets in excess of $17 billion. For the year ended December 31, 2025, the investment advisory services fees were $53,846,000, which were equivalent to an annualized rate of 0.270% of average daily net assets.

66	American Funds Strategic Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2025, the 529 plan services fees were $66,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

American Funds Strategic Bond Fund	67

For the year ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$7,593	$2,773	$808	Not applicable
Class C	683	72	20	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	161	85	19	Not applicable
Class F-2	Not applicable	8,209	2,177	Not applicable
Class F-3	Not applicable	13	634	Not applicable
Class 529-A	214	88	27	$48
Class 529-C	42	4	1	2
Class 529-E	12	1	1	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	11	8	15
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	24	2	1	Not applicable
Class R-2	49	19	2	Not applicable
Class R-2E	11	4	1	Not applicable
Class R-3	95	26	6	Not applicable
Class R-4	43	15	5	Not applicable
Class R-5E	Not applicable	8	2	Not applicable
Class R-5	Not applicable	9	4	Not applicable
Class R-6	Not applicable	47	2,271	Not applicable

Total class-specific expenses	$8,927	$11,386	$5,987	$66
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $89,000 in the fund’s statement of operations reflects $74,000 in current fees (either paid in cash or deferred) and a net increase of $15,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.

68	American Funds Strategic Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$539,204	58,136	$99,560	10,750	$(576,743)	(62,397)	$62,021	6,489
Class C	11,441	1,244	1,990	216	(27,736)	(3,024)	(14,305)	(1,564)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,797	846	2,338	253	(27,116)	(2,941)	(16,981)	(1,842)
Class F-2	2,154,444	232,517	283,929	30,638	(1,996,416)	(215,775)	441,957	47,380
Class F-3	540,117	58,281	83,757	9,045	(693,748)	(75,091)	(69,874)	(7,765)
Class 529-A	20,979	2,267	3,347	362	(23,550)	(2,554)	776	75
Class 529-C	1,574	170	124	13	(2,256)	(246)	(558)	(63)
Class 529-E	539	58	82	9	(643)	(70)	(22)	(3)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	8,549	921	1,111	120	(8,270)	(893)	1,390	148
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	360	39	73	8	(503)	(54)	(70)	(7)
Class R-2	1,656	179	205	22	(1,220)	(133)	641	68
Class R-2E	528	57	62	7	(1,151)	(125)	(561)	(61)
Class R-3	5,558	602	650	71	(5,215)	(566)	993	107
Class R-4	2,432	264	628	68	(10,027)	(1,088)	(6,967)	(756)
Class R-5E	1,528	164	199	22	(3,162)	(343)	(1,435)	(157)
Class R-5	7,622	826	602	65	(7,339)	(788)	885	103
Class R-6	685,602	74,147	310,165	33,445	(511,401)	(55,113)	484,366	52,479
Total net increase (decrease)	$3,989,930	430,718	$788,822	85,114	$(3,896,496)	(421,201)	$882,256	94,631
Refer to the end of the table(s) for footnote(s).

American Funds Strategic Bond Fund	69

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$617,541	67,447	$79,726	8,765	$(719,000)	(78,801)	$(21,733)	(2,589)
Class C	13,847	1,517	1,919	212	(34,550)	(3,811)	(18,784)	(2,082)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,245	1,668	2,639	290	(128,823)	(14,154)	(110,939)	(12,196)
Class F-2	3,818,656	420,325	219,296	24,083	(2,579,468)	(282,585)	1,458,484	161,823
Class F-3	664,378	72,704	80,402	8,843	(1,341,929)	(147,084)	(597,149)	(65,537)
Class 529-A	24,837	2,713	2,666	294	(20,970)	(2,295)	6,533	712
Class 529-C	2,104	231	116	13	(3,021)	(331)	(801)	(87)
Class 529-E	360	39	71	8	(745)	(80)	(314)	(33)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	8,260	904	862	95	(9,677)	(1,060)	(555)	(61)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,158	129	49	5	(162)	(18)	1,045	116
Class R-2	2,334	257	162	18	(2,555)	(282)	(59)	(7)
Class R-2E	650	71	75	8	(2,024)	(220)	(1,299)	(141)
Class R-3	4,994	545	510	56	(4,820)	(531)	684	70
Class R-4	5,161	566	702	77	(9,110)	(1,000)	(3,247)	(357)
Class R-5E	2,216	242	191	21	(2,052)	(226)	355	37
Class R-5	4,975	546	401	44	(4,316)	(472)	1,060	118
Class R-6	1,153,637	126,471	234,736	25,773	(423,322)	(46,189)	965,051	106,055
Total net increase (decrease)	$6,340,353	696,375	$624,523	68,605	$(5,286,544)	(579,139)	$1,678,332	185,841
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $33,538,731,000 and $35,693,316,000, respectively, during the year ended December 31, 2025.

70	American Funds Strategic Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2025	$8.95	$.46	$.29	$.75	$(.34 )	$(.01 )	$(.35 )	$9.35	8.18%	$2,794	.69%	.69%	4.97%
12/31/2024	9.29	.46	(.53 )	(.07 )	(.11 )	(.16 )	(.27 )	8.95	(.60 )	2,619.72		.72	5.06
12/31/2023	9.42	.40	(.26 )	.14	(.17 )	(.10 )	(.27 )	9.29	1.52	2,741.73		.73	4.30
12/31/2022	11.36	.39	(1.83)	(1.44)	(.49 )	(.01 )	(.50 )	9.42	(12.72)	2,364.73		.73	3.78
12/31/2021	11.68	.28	(.40 )	(.12 )	(.20 )	—	(.20 )	11.36	(1.13)	2,224.75		.75	2.45
Class C:
12/31/2025	8.90	.39	.28	.67	(.27 )	(.01 )	(.28 )	9.29	7.56	63	1.41	1.41	4.26
12/31/2024	9.23	.40	(.52 )	(.12 )	(.09 )	(.12 )	(.21 )	8.90	(1.33)	74	1.42	1.42	4.36
12/31/2023	9.36	.33	(.25 )	.08	(.13 )	(.08 )	(.21 )	9.23	.82	96	1.43	1.43	3.59
12/31/2022	11.30	.31	(1.82)	(1.51)	(.42 )	(.01 )	(.43 )	9.36	(13.41)	90	1.43	1.43	3.05
12/31/2021	11.61	.19	(.39 )	(.20 )	(.11 )	—	(.11 )	11.30	(1.77)	108	1.46	1.45	1.70
Class T:
12/31/2025	8.96	.49	.28	.77	(.36 )	(.01 )	(.37 )	9.36	8.72 [5]	— [6]	.41 [5]	.41 [5]	5.27 [5]
12/31/2024	9.29	.49	(.52 )	(.03 )	(.12 )	(.18 )	(.30 )	8.96	(.31 )[5]	— [6]	.42 [5]	.42 [5]	5.39 [5]
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	(.11 )	(.30 )	9.29	1.88 [5]	— [6]	.37 [5]	.37 [5]	4.63 [5]
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	(.01 )	(.53 )	9.42	(12.55)[5]	— [6]	.43 [5]	.43 [5]	4.06 [5]
12/31/2021	11.69	.31	(.41 )	(.10 )	(.23 )	—	(.23 )	11.36	(.85 )[5]	— [6]	.46 [5]	.45 [5]	2.70 [5]
Class F-1:
12/31/2025	8.95	.46	.28	.74	(.34 )	(.01 )	(.35 )	9.34	8.30	58.69		.69	4.99
12/31/2024	9.28	.46	(.52 )	(.06 )	(.11 )	(.16 )	(.27 )	8.95	(.64 )	73.70		.70	5.04
12/31/2023	9.41	.40	(.26 )	.14	(.17 )	(.10 )	(.27 )	9.28	1.63	188.70		.70	4.29
12/31/2022	11.34	.39	(1.81)	(1.42)	(.50 )	(.01 )	(.51 )	9.41	(12.82)	288.71		.71	3.78
12/31/2021	11.66	.28	(.40 )	(.12 )	(.20 )	—	(.20 )	11.34	(1.04)	323.74		.73	2.45
Class F-2:
12/31/2025	8.96	.49	.27	.76	(.36 )	(.01 )	(.37 )	9.35	8.59	7,611.42		.42	5.24
12/31/2024	9.29	.49	(.52 )	(.03 )	(.12 )	(.18 )	(.30 )	8.96	(.30 )	6,868.42		.42	5.37
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	(.11 )	(.30 )	9.29	1.82	5,620.42		.42	4.61
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	(.01 )	(.53 )	9.42	(12.55)	4,992.44		.44	4.09
12/31/2021	11.68	.32	(.41 )	(.09 )	(.23 )	—	(.23 )	11.36	(.77 )	3,056.47		.46	2.78
Class F-3:
12/31/2025	8.96	.50	.27	.77	(.37 )	(.01 )	(.38 )	9.35	8.71	2,161.31		.31	5.36
12/31/2024	9.29	.50	(.52 )	(.02 )	(.13 )	(.18 )	(.31 )	8.96	(.20 )	2,140.32		.32	5.47
12/31/2023	9.42	.44	(.26 )	.18	(.19 )	(.12 )	(.31 )	9.29	1.93	2,828.32		.32	4.73
12/31/2022	11.36	.43	(1.83)	(1.40)	(.53 )	(.01 )	(.54 )	9.42	(12.46)	2,188.33		.33	4.21
12/31/2021	11.68	.33	(.41 )	(.08 )	(.24 )	—	(.24 )	11.36	(.67 )	1,179.37		.36	2.89
Class 529-A:
12/31/2025	8.95	.46	.28	.74	(.34 )	(.01 )	(.35 )	9.34	8.30	93.70		.70	4.97
12/31/2024	9.28	.46	(.52 )	(.06 )	(.11 )	(.16 )	(.27 )	8.95	(.59 )	89.71		.71	5.07
12/31/2023	9.41	.40	(.26 )	.14	(.17 )	(.10 )	(.27 )	9.28	1.53	85.72		.72	4.31
12/31/2022	11.35	.39	(1.83)	(1.44)	(.49 )	(.01 )	(.50 )	9.41	(12.74)	77.72		.72	3.79
12/31/2021	11.67	.28	(.40 )	(.12 )	(.20 )	—	(.20 )	11.35	(1.13)	83.75		.74	2.45
Refer to the end of the table(s) for footnote(s).

American Funds Strategic Bond Fund	71

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2025	$8.91	$.39	$.28	$.67	$(.27 )	$(.01 )	$(.28 )	$9.30	7.51%	$4	1.46%	1.46%	4.21%
12/31/2024	9.24	.39	(.52 )	(.13 )	(.08 )	(.12 )	(.20 )	8.91	(1.38)	5	1.47	1.47	4.32
12/31/2023	9.37	.32	(.26 )	.06	(.12 )	(.07 )	(.19 )	9.24	.74	6	1.49	1.49	3.51
12/31/2022	11.30	.31	(1.82)	(1.51)	(.41 )	(.01 )	(.42 )	9.37	(13.46)	7	1.49	1.49	3.01
12/31/2021	11.62	.19	(.40 )	(.21 )	(.11 )	—	(.11 )	11.30	(1.81)	9	1.51	1.50	1.66
Class 529-E:
12/31/2025	8.95	.44	.28	.72	(.32 )	(.01 )	(.33 )	9.34	8.08	2.90		.90	4.77
12/31/2024	9.28	.45	(.52 )	(.07 )	(.11 )	(.15 )	(.26 )	8.95	(.79 )	2.90		.90	4.88
12/31/2023	9.41	.38	(.25 )	.13	(.16 )	(.10 )	(.26 )	9.28	1.32	3.92		.92	4.08
12/31/2022	11.35	.37	(1.83)	(1.46)	(.47 )	(.01 )	(.48 )	9.41	(12.99)	3.92		.92	3.57
12/31/2021	11.67	.25	(.40 )	(.15 )	(.17 )	—	(.17 )	11.35	(1.26)	4.96		.95	2.18
Class 529-T:
12/31/2025	8.97	.48	.28	.76	(.36 )	(.01 )	(.37 )	9.36	8.53 [5]	— [6]	.46 [5]	.46 [5]	5.19 [5]
12/31/2024	9.30	.49	(.52 )	(.03 )	(.12 )	(.18 )	(.30 )	8.97	(.36 )[5]	— [6]	.47 [5]	.47 [5]	5.31 [5]
12/31/2023	9.43	.42	(.26 )	.16	(.18 )	(.11 )	(.29 )	9.30	1.82 [5]	— [6]	.43 [5]	.43 [5]	4.56 [5]
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52 )	(.01 )	(.53 )	9.43	(12.58)[5]	— [6]	.49 [5]	.49 [5]	4.00 [5]
12/31/2021	11.69	.30	(.40 )	(.10 )	(.22 )	—	(.22 )	11.37	(.83 )[5]	— [6]	.53 [5]	.52 [5]	2.64 [5]
Class 529-F-1:
12/31/2025	8.95	.48	.29	.77	(.36 )	(.01 )	(.37 )	9.35	8.65 [5]	— [6]	.48 [5]	.48 [5]	5.20 [5]
12/31/2024	9.28	.49	(.52 )	(.03 )	(.12 )	(.18 )	(.30 )	8.95	(.37 )[5]	— [6]	.49 [5]	.49 [5]	5.33 [5]
12/31/2023	9.42	.42	(.27 )	.15	(.18 )	(.11 )	(.29 )	9.28	1.75 [5]	— [6]	.50 [5]	.50 [5]	4.51 [5]
12/31/2022	11.35	.41	(1.82)	(1.41)	(.51 )	(.01 )	(.52 )	9.42	(12.63)[5]	— [6]	.52 [5]	.52 [5]	3.96 [5]
12/31/2021	11.68	.30	(.41 )	(.11 )	(.22 )	—	(.22 )	11.35	(.94 )[5]	— [6]	.55 [5]	.54 [5]	2.60 [5]
Class 529-F-2:
12/31/2025	8.95	.49	.28	.77	(.36 )	(.01 )	(.37 )	9.35	8.61	29.40		.40	5.26
12/31/2024	9.29	.49	(.53 )	(.04 )	(.12 )	(.18 )	(.30 )	8.95	(.29 )	27.41		.41	5.37
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	(.11 )	(.30 )	9.29	1.84	28.41		.41	4.62
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	(.01 )	(.53 )	9.42	(12.47)	24.43		.43	4.09
12/31/2021	11.68	.31	(.40 )	(.09 )	(.23 )	—	(.23 )	11.36	(.86 )	25.48		.47	2.72
Class 529-F-3:
12/31/2025	8.95	.49	.29	.78	(.37 )	(.01 )	(.38 )	9.35	8.79	— [6]	.35	.35	5.33
12/31/2024	9.28	.50	(.52 )	(.02 )	(.13 )	(.18 )	(.31 )	8.95	(.24 )	— [6]	.36	.36	5.45
12/31/2023	9.41	.43	(.26 )	.17	(.19 )	(.11 )	(.30 )	9.28	1.87	— [6]	.38	.38	4.63
12/31/2022	11.35	.42	(1.82)	(1.40)	(.53 )	(.01 )	(.54 )	9.41	(12.52)	— [6]	.39	.39	4.09
12/31/2021	11.68	.31	(.41 )	(.10 )	(.23 )	—	(.23 )	11.35	(.83 )	— [6]	.46	.43	2.71
Class R-1:
12/31/2025	8.95	.39	.28	.67	(.27 )	(.01 )	(.28 )	9.34	7.55	2	1.40	1.40	4.27
12/31/2024	9.28	.40	(.51 )	(.11 )	(.09 )	(.13 )	(.22 )	8.95	(1.22)	2	1.40	1.40	4.38
12/31/2023	9.42	.33	(.26 )	.07	(.13 )	(.08 )	(.21 )	9.28	.76	1	1.43	1.43	3.60
12/31/2022	11.34	.32	(1.82)	(1.50)	(.41 )	(.01 )	(.42 )	9.42	(13.36)	1	1.38	1.38	3.16
12/31/2021	11.66	.20	(.40 )	(.20 )	(.12 )	—	(.12 )	11.34	(1.70)	2	1.43	1.43	1.74
Refer to the end of the table(s) for footnote(s).

72	American Funds Strategic Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2025	$8.92	$.40	$.28	$.68	$(.28 )	$(.01 )	$(.29 )	$9.31	7.65%	$7	1.35%	1.35%	4.31%
12/31/2024	9.26	.40	(.52 )	(.12 )	(.09 )	(.13 )	(.22 )	8.92	(1.23)	6	1.35	1.35	4.43
12/31/2023	9.39	.34	(.26 )	.08	(.13 )	(.08 )	(.21 )	9.26	.88	7	1.36	1.36	3.67
12/31/2022	11.32	.32	(1.81)	(1.49)	(.43 )	(.01 )	(.44 )	9.39	(13.42)	6	1.37	1.37	3.10
12/31/2021	11.64	.20	(.40 )	(.20 )	(.12 )	—	(.12 )	11.32	(1.71)	7	1.40	1.39	1.78
Class R-2E:
12/31/2025	8.94	.42	.28	.70	(.30 )	(.01 )	(.31 )	9.33	7.84	2	1.12	1.12	4.55
12/31/2024	9.27	.42	(.51 )	(.09 )	(.10 )	(.14 )	(.24 )	8.94	(1.04)	2	1.12	1.12	4.65
12/31/2023	9.40	.36	(.25 )	.11	(.15 )	(.09 )	(.24 )	9.27	1.14	3	1.12	1.12	3.92
12/31/2022	11.35	.35	(1.83)	(1.48)	(.46 )	(.01 )	(.47 )	9.40	(13.12)	3	1.13	1.13	3.42
12/31/2021	11.67	.24	(.41 )	(.17 )	(.15 )	—	(.15 )	11.35	(1.53)	1	1.15	1.15	2.07
Class R-3:
12/31/2025	8.93	.44	.27	.71	(.31 )	(.01 )	(.32 )	9.32	8.06	20.94		.94	4.72
12/31/2024	9.27	.44	(.53 )	(.09 )	(.10 )	(.15 )	(.25 )	8.93	(.94 )	18.95		.95	4.83
12/31/2023	9.40	.38	(.26 )	.12	(.16 )	(.09 )	(.25 )	9.27	1.31	18.96		.96	4.10
12/31/2022	11.34	.37	(1.83)	(1.46)	(.47 )	(.01 )	(.48 )	9.40	(13.02)	12.97		.97	3.55
12/31/2021	11.66	.25	(.40 )	(.15 )	(.17 )	—	(.17 )	11.34	(1.28)	11.99		.99	2.21
Class R-4:
12/31/2025	8.95	.47	.27	.74	(.34 )	(.01 )	(.35 )	9.34	8.35	15.64		.64	5.03
12/31/2024	9.28	.47	(.51 )	(.04 )	(.12 )	(.17 )	(.29 )	8.95	(.54 )	21.65		.65	5.13
12/31/2023	9.41	.41	(.27 )	.14	(.17 )	(.10 )	(.27 )	9.28	1.60	25.65		.65	4.40
12/31/2022	11.35	.40	(1.83)	(1.43)	(.50 )	(.01 )	(.51 )	9.41	(12.75)	19.66		.66	3.84
12/31/2021	11.67	.29	(.40 )	(.11 )	(.21 )	—	(.21 )	11.35	(.96 )	16.69		.68	2.56
Class R-5E:
12/31/2025	8.96	.48	.29	.77	(.37 )	(.01 )	(.38 )	9.35	8.53	5.47		.47	5.21
12/31/2024	9.30	.49	(.53 )	(.04 )	(.12 )	(.18 )	(.30 )	8.96	(.35 )	6.46		.46	5.31
12/31/2023	9.43	.42	(.26 )	.16	(.18 )	(.11 )	(.29 )	9.30	1.78	6.46		.46	4.54
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52 )	(.01 )	(.53 )	9.43	(12.58)	6.46		.46	4.01
12/31/2021	11.69	.31	(.41 )	(.10 )	(.22 )	—	(.22 )	11.37	(.91 )	2.52		.51	2.73
Class R-5:
12/31/2025	8.97	.49	.27	.76	(.36 )	(.01 )	(.37 )	9.36	8.64	14.37		.37	5.31
12/31/2024	9.30	.50	(.52 )	(.02 )	(.13 )	(.18 )	(.31 )	8.97	(.25 )	12.37		.37	5.42
12/31/2023	9.43	.44	(.27 )	.17	(.19 )	(.11 )	(.30 )	9.30	1.88	11.37		.37	4.74
12/31/2022	11.37	.42	(1.82)	(1.40)	(.53 )	(.01 )	(.54 )	9.43	(12.48)	5.38		.38	4.11
12/31/2021	11.69	.32	(.40 )	(.08 )	(.24 )	—	(.24 )	11.37	(.70 )	3.40		.40	2.79
Class R-6:
12/31/2025	8.97	.50	.27	.77	(.37 )	(.01 )	(.38 )	9.36	8.70	7,936.31		.31	5.35
12/31/2024	9.30	.50	(.52 )	(.02 )	(.13 )	(.18 )	(.31 )	8.97	(.20 )	7,133.32		.32	5.47
12/31/2023	9.43	.44	(.26 )	.18	(.19 )	(.12 )	(.31 )	9.30	1.93	6,411.32		.32	4.70
12/31/2022	11.37	.43	(1.83)	(1.40)	(.53 )	(.01 )	(.54 )	9.43	(12.45)	5,718.33		.33	4.19
12/31/2021	11.69	.34	(.42 )	(.08 )	(.24 )	—	(.24 )	11.37	(.67 )	3,149.36		.36	2.94
Refer to the end of the table(s) for footnote(s).

American Funds Strategic Bond Fund	73

Financial highlights (continued)

Portfolio turnover rate for all share classes[7,8]	Year ended December 31,
	2025[9]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	79%	56%	74%	75%	106%
Including mortgage dollar roll transactions	216%	313%	542%	228%	164%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[8]	Refer to Note 5 for more information on mortgage dollar rolls.
[9]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

74	American Funds Strategic Bond Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Strategic Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Funds Strategic Bond Fund (the “Fund”), including the investment portfolio, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Strategic Bond Fund	75

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2025:
Qualified dividend income	$1,647,000
Section 163(j) interest dividends	$777,527,000
Corporate dividends received deduction	$500,000
U.S. government income that may be exempt from state taxation	$170,787,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

76

Changes in and disagreements with accountants

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the fund’s Form N-CSR.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

American Funds Strategic Bond Fund	77

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
2,163,378,813
Total shares voting on November 25, 2025:
2,039,745,534 (94.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,747,703,097	85.7%	292,042,437	14.3%
Pramod Atluri	2,025,077,708	99.3%	14,667,826	0.7%
Francisco G. Cigarroa	2,025,352,105	99.3%	14,393,429	0.7%
Nariman Farvardin	2,025,274,177	99.3%	14,471,357	0.7%
Jennifer C. Feikin	2,025,832,335	99.3%	13,913,199	0.7%
Leslie Stone Heisz	2,025,919,598	99.3%	13,825,936	0.7%
Merit E. Janow	2,021,017,471	99.1%	18,728,063	0.9%
Martin E. Koehler	2,026,592,354	99.4%	13,153,180	0.6%
Benjamin R. Miller	2,026,573,927	99.4%	13,171,607	0.6%
Josette Sheeran	2,026,022,746	99.3%	13,722,788	0.7%
Margaret Spellings	2,021,177,045	99.1%	18,568,489	0.9%
Alexandra Trower	2,025,815,636	99.3%	13,929,897	0.7%
Paul S. Williams	2,026,327,629	99.3%	13,417,904	0.7%
Courtney K. Wolf	2,026,198,863	99.3%	13,546,671	0.7%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

78	American Funds Strategic Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Strategic Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 09, 2026